Short-Term Investment-Grade Portfolio
Schedule of Investments (unaudited)
As of March 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (7.8%)
U.S. Government Securities (7.8%)
	United States Treasury Note/Bond	0.250%	6/30/25	10,000	9,439
	United States Treasury Note/Bond	4.750%	7/31/25	4,400	4,392
	United States Treasury Note/Bond	5.000%	9/30/25	13,000	13,031
	United States Treasury Note/Bond	4.250%	12/31/25	8,000	7,935
	United States Treasury Note/Bond	0.375%	1/31/26	4,000	3,698
	United States Treasury Note/Bond	4.250%	1/31/26	5,960	5,913
	United States Treasury Note/Bond	0.500%	2/28/26	4,000	3,697
	United States Treasury Note/Bond	4.625%	2/28/26	4,000	3,997
	United States Treasury Note/Bond	3.750%	4/15/26	3,251	3,195
	United States Treasury Note/Bond	0.750%	4/30/26	3,319	3,066
	United States Treasury Note/Bond	3.625%	5/15/26	7,523	7,375
	United States Treasury Note/Bond	2.125%	5/31/26	4,000	3,797
	United States Treasury Note/Bond	4.500%	7/15/26	5,500	5,491
	United States Treasury Note/Bond	1.875%	7/31/26	4,000	3,765
[1,2]	United States Treasury Note/Bond	4.375%	8/15/26	22,954	22,864
	United States Treasury Note/Bond	4.625%	11/15/26	5,500	5,518
	United States Treasury Note/Bond	4.000%	1/15/27	15,991	15,801
	United States Treasury Note/Bond	2.500%	3/31/27	6,400	6,059
	United States Treasury Note/Bond	2.375%	5/15/27	5,170	4,864
	United States Treasury Note/Bond	4.125%	10/31/27	4,974	4,934
	United States Treasury Note/Bond	3.875%	12/31/27	4,000	3,936
	United States Treasury Note/Bond	0.750%	1/31/28	7,447	6,515
	United States Treasury Note/Bond	1.250%	6/30/28	11,378	10,046
	United States Treasury Note/Bond	4.000%	6/30/28	1,899	1,878
	United States Treasury Note/Bond	1.000%	7/31/28	2,538	2,212
	United States Treasury Note/Bond	1.125%	8/31/28	484	423
	United States Treasury Note/Bond	1.250%	9/30/28	3,277	2,876
Total U.S. Government and Agency Obligations (Cost $167,468)					166,717
Asset-Backed/Commercial Mortgage-Backed Securities (3.6%)
[3,4]	Ally Auto Receivables Trust Class B Series 2023-1	5.760%	1/15/29	250	252
[4]	Ally Auto Receivables Trust Class B Series 2024-1	5.160%	10/15/29	200	199
[3,4]	Ally Auto Receivables Trust Class C Series 2023-1	5.960%	3/15/29	200	200
[4]	Ally Auto Receivables Trust Class C Series 2024-1	5.410%	11/15/29	140	140
[3,4]	Ally Auto Receivables Trust Class D Series 2023-1	6.740%	4/15/34	130	130
[3,4]	Ally Auto Receivables Trust Class D Series 2023-A	7.330%	1/17/34	140	145

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Ally Auto Receivables Trust Class D Series 2024-1	5.800%	2/16/32	140	140
[3,4]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	85	83
[3,4]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	100	98
[4]	Americredit Automobile Receivables Trust Class C Series 2023-2	6.000%	7/18/29	400	406
[3,4,5]	Aventura Mall Trust Class A Series 2018-AVM	4.112%	7/5/40	500	473
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-5A	5.780%	4/20/28	270	274
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-7A	5.900%	8/21/28	100	102
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-8A	6.020%	2/20/30	510	526
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-1A	5.360%	6/20/30	990	995
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-3A	5.230%	12/20/30	410	410
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2024-1A	5.850%	6/20/30	240	240
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2024-3A	5.580%	12/20/30	240	239
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/27	100	100
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2024-1A	6.480%	6/20/30	180	182
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class CN Series 2022-5A	6.240%	4/20/27	120	120
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class CN Series 2023-1A	6.230%	4/20/29	200	201
[4]	BA Credit Card Trust Class A2 Series 2023-A2	4.980%	11/15/28	2,560	2,566
[4,5]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.342%	9/15/48	40	34
[4,5]	Banc of America Funding Trust Class 2A2 Series 2006-H	4.616%	9/20/46	59	47
[4]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	360	321
[4,5]	BANK Class A3 Series 2023-5YR3	6.724%	9/15/56	200	212
[4]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	150	142
[4]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	30	28
[4]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	360	332
[4]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/52	130	123
[4]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	270	255
[3,4]	Bank of America Auto Trust Class A4 Series 2023-1A	5.390%	7/16/29	130	131
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	110	105
[4]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/55	194	190
[4,5]	BBCMS Mortgage Trust Class A3 Series 2023-5C23	6.675%	12/15/56	40	42
[4]	BBCMS Mortgage Trust Class A3 Series 2024-5C25	5.946%	3/15/57	970	1,005
[4,5]	BBCMS Mortgage Trust Class AS Series 2024-5C25	6.358%	3/15/57	300	311
[4,5]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	4.232%	5/25/47	83	73
[4,5]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	4.339%	10/25/36	83	72
[4,5]	Benchmark Mortgage Trust Class A3 Series 2023-V3	6.363%	7/15/56	330	345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Benchmark Mortgage Trust Class A3 Series 2024-V6	5.926%	3/15/29	500	517
[4]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	100	95
[4,5]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	450	421
[4]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/57	700	718
[3,4]	BOF URSA VI Funding Trust I Class B Series 2024-SN1	5.670%	8/15/28	160	160
[3,4]	BOF URSA VI Funding Trust I Class C Series 2024-SN1	5.830%	12/15/28	180	180
[3,4]	BOF URSA VI Funding Trust I Class D Series 2024-SN1	6.360%	7/16/29	210	211
[3,4,5]	BPR Trust Class A Series 2023-BRK2	6.899%	11/5/28	200	208
[3,4]	BX Trust Class A Series 2019-OC11	3.202%	12/9/41	140	125
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-2	3.690%	12/15/27	510	494
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/28	230	228
[4]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/29	280	277
[4]	CarMax Auto Owner Trust Class C Series 2020-4	1.300%	8/17/26	210	203
[4]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/27	290	269
[4]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/51	607	573
[4]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	95	88
[4]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	110	102
[4,5]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	210	195
[4,5]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	90	82
[4,5]	CD Mortgage Trust Class AS Series 2017-CD5	3.684%	8/15/50	60	56
[4,5]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	40	28
[4,5]	CD Mortgage Trust Class C Series 2018-CD7	4.842%	8/15/51	90	81
[4]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	102	98
[3,4]	Chase Auto Owner Trust Class A4 Series 2024-1A	5.050%	10/25/29	250	251
[3,4]	Chase Auto Owner Trust Class B Series 2024-1A	5.160%	11/26/29	70	70
[3,4]	Chase Auto Owner Trust Class C Series 2024-1A	5.360%	1/25/30	70	70
[3,4]	Chase Auto Owner Trust Class D Series 2024-1A	5.870%	6/25/31	100	100
[4]	Chase Issuance Trust Class A Series 2024-A2	4.720%	1/15/31	1,660	1,653
[4,5]	CHL Mortgage Class 1A1 Series 2006-HYB1 Pass-Through Trust	4.605%	3/20/36	59	52
[4,5]	CHL Mortgage Class 3A1 Series 2007-HYB2 Pass-Through Trust	4.325%	2/25/47	68	57
[4]	Citibank Credit Card Issuance Trust Class A1 Series 2023-A1	5.230%	12/8/27	690	690
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	60	56
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	315	305
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC36	3.349%	2/10/49	170	162
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	185	174
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	140	127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.575%	9/10/58	100	83
[4,5]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.257%	9/15/50	50	44
[4,5]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	4.475%	7/25/37	35	30
[3,4]	Citizens Auto Receivables Trust Class A4 Series 2024-1	5.030%	10/15/30	150	149
[4]	CNH Equipment Trust Class A3 Series 2022-B	3.890%	8/16/27	330	324
[4]	CNH Equipment Trust Class A4 Series 2022-B	3.910%	3/15/28	170	165
[3,4]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	33	30
[4]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	123	116
[4,5]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.350%	8/15/48	140	119
[4]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	130	121
[3,4]	DLLAA LLC Class A4 Series 2023-1A	5.730%	10/20/31	110	112
[3,4]	DLLAD LLC Class A3 Series 2023-1A	5.640%	2/22/28	190	192
[3,4]	DLLST LLC Class A4 Series 2024-1A	4.930%	4/22/30	50	50
[4]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/29	480	479
[4]	Drive Auto Receivables Trust Class C Series 2024-1	5.430%	11/17/31	560	561
[3,4,5]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, SOFR30A + 0.914%	6.235%	10/25/56	138	137
[3,4]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	71	68
[3,4]	Enterprise Fleet Financing LLC Class A3 Series 2023-3	6.410%	6/20/30	100	104
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust 2024-R02, SOFR30A + 1.100%	6.420%	2/25/44	156	156
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	7.020%	7/25/43	93	94
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R08, SOFR30A + 1.500%	6.820%	10/25/43	163	164
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	6.370%	1/25/44	1,215	1,215
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	7.271%	9/25/43	386	390
[4,5]	First Horizon Mortgage Pass-Through Trust Class 1A1 Series 2006-AR3	4.014%	11/25/36	33	21
[4,5]	First Horizon Mortgage Pass-Through Trust Class 1A1 Series 2006-AR4	5.146%	1/25/37	67	36
[4]	First National Master Note Trust Class A Series 2023-2	5.770%	9/15/29	150	152
[4,5]	Five Mortgage Trust Class A3 Series 2023-V1	5.668%	2/10/56	50	51
[4]	Ford Credit Auto Lease Trust Class B Series 2023-B	6.200%	2/15/27	290	294
[4]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/27	170	169
[4]	Ford Credit Auto Lease Trust Class C Series 2023-B	6.430%	4/15/27	400	408
[3,4]	Ford Credit Auto Owner Trust Class A Series 2023-1	4.850%	8/15/35	1,340	1,332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Ford Credit Auto Owner Trust Class A Series 2023-2	5.280%	2/15/36	880	890
[3,4]	Ford Credit Auto Owner Trust Class A Series 2024-1	4.870%	8/15/36	1,950	1,946
[4]	Ford Credit Auto Owner Trust Class A4 Series 2022-D	5.300%	3/15/28	280	281
[3,4]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	210	197
[4]	Ford Credit Auto Owner Trust Class B Series 2023-C	5.930%	8/15/29	440	449
[3,4]	Ford Credit Auto Owner Trust Class B Series 2024-1	5.240%	8/15/36	530	529
[4]	Ford Credit Auto Owner Trust Class B Series 2024-A	5.260%	11/15/29	300	301
[3,4]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	230	223
[4]	Ford Credit Auto Owner Trust Class C Series 2020-C	1.040%	5/15/28	170	164
[3,4]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/33	200	185
[4]	Ford Credit Auto Owner Trust Class C Series 2023-C	6.370%	5/15/31	490	507
[3,4]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2023-1	4.920%	5/15/28	580	577
[3,4,5,6]	Freddie Mac STACR REMICS Trust 2024-DNA1, SOFR30A + 1.350%	6.670%	2/25/44	622	623
[3,4,5,6]	Freddie Mac STACR REMICS Trust 2024-HQA1, SOFR30A + 1.250%	6.569%	3/25/44	540	540
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2023-HQA3, SOFR30A + 1.850%	7.170%	11/25/43	167	169
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class M1 Series 2023-HQA3, SOFR30A + 1.850%	7.170%	11/25/43	120	121
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class M1A Series 2022-HQA1, SOFR30A + 2.100%	7.420%	3/25/42	81	82
[4]	GM Financial Automobile Leasing Trust Class B Series 2023-3	5.880%	8/20/27	180	181
[4]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/28	490	490
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-4	0.990%	10/18/27	340	318
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2022-3	3.710%	12/16/27	510	495
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2022-4	4.880%	8/16/28	250	248
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-1	4.590%	7/17/28	50	49
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-1	0.750%	5/17/27	100	96
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-2	1.090%	12/16/26	230	220
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-1	5.160%	8/16/29	90	90
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2023-1	5.320%	10/16/28	200	199
[3,4]	GM Financial Revolving Receivables Trust Class A Series 2023-1	5.120%	4/11/35	340	342
[3,4]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/36	390	403
[3,4]	GM Financial Revolving Receivables Trust Class A Series 2024-1	4.980%	12/11/36	890	894

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	60	54
[3,4]	GM Financial Revolving Receivables Trust Class B Series 2023-2	6.210%	8/11/36	150	155
[3,4]	GM Financial Revolving Receivables Trust Class B Series 2024-1	5.230%	12/11/36	210	210
[3,4]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	100	90
[4,5]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	4.254%	11/19/35	9	8
[3,4]	GMF Floorplan Owner Revolving Trust Class A Series 2023-2	5.340%	6/15/30	300	304
[3,4]	GMF Floorplan Owner Revolving Trust Class A Series 2024-2A	5.060%	3/17/31	1,470	1,478
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2024-1A	5.330%	3/15/29	280	281
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2024-2A	5.350%	3/17/31	120	120
[3,4]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	840	766
[3,4]	GreatAmerica Leasing Receivables Class A4, Series 2024-1	5.080%	12/16/30	200	199
[4]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	75	70
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	229	223
[4,5]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	10	9
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC38	3.968%	2/10/52	200	188
[4,5]	GS Mortgage Securities Trust Class A5 Series 2018-GS10	4.155%	7/10/51	100	94
[4]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	4	5
[4,5]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.521%	9/10/47	410	345
[4,5]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.637%	10/10/48	110	80
[3,4]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	1.990%	6/25/26	330	318
[3,4]	Hertz Vehicle Financing III LLC Class A Series 2023-3A	5.940%	2/25/28	200	203
[3,4]	Hertz Vehicle Financing III LLC Class C Series 2022-1A	2.630%	6/25/26	140	134
[3,4]	Hertz Vehicle Financing LLC Class A Series 2022-2A	2.330%	6/26/28	290	266
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2022-2	3.760%	12/18/28	190	185
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/29	350	349
[3,4]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/31	240	239
[3,4]	HPEFS Equipment Trust Class D Series 2024-1A	5.820%	11/20/31	310	310
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2024-A	5.350%	5/15/28	540	539
[4]	Hyundai Auto Receivables Trust Class A4 Series 2022-B	3.800%	8/15/28	540	527
[4]	Hyundai Auto Receivables Trust Class B Series 2020-C	0.810%	11/16/26	280	270

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Hyundai Auto Receivables Trust Class B Series 2021-A	1.090%	5/17/27	270	257
[4]	Hyundai Auto Receivables Trust Class B Series 2021-B	0.910%	2/16/27	230	215
[4]	Hyundai Auto Receivables Trust Class B Series 2023-C	6.010%	12/17/29	540	550
[4]	Hyundai Auto Receivables Trust Class B Series 2024-A	5.140%	1/15/31	290	289
[4]	Hyundai Auto Receivables Trust Class C Series 2020-C	1.080%	12/15/27	250	239
[4]	Hyundai Auto Receivables Trust Class C Series 2024-A	5.270%	7/15/31	240	239
[4]	John Deere Owner Trust Class A4 Series 2023-A	5.010%	12/17/29	530	528
[3,4,5]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.583%	11/15/43	15	14
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	270	257
[4]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	250	239
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	200	190
[4]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	10	9
[4]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	160	149
[3,4]	Kubota Credit Owner Trust Class A4 Series 2023-1A	5.070%	2/15/29	140	139
[3,4]	Kubota Credit Owner Trust Class A4 Series 2024-1	5.200%	1/15/30	280	280
[3,4]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	7	7
[3,4]	M&T Bank Auto Receivables Trust Class A3 Series 2024-1A	5.220%	2/17/32	410	410
[3,4]	M&T Bank Auto Receivables Trust Class A4 Series 2024-1A	5.150%	2/17/32	310	310
[4,5]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	5.091%	4/25/34	1	1
[4]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2022-1	5.250%	2/15/29	250	251
[4,5]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	6.991%	7/25/33	3	3
[4,5]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, TSFR6M + 1.928%	7.215%	2/25/33	4	4
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	75	70
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	1,055	1,023
[4,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	3.942%	7/15/46	70	57
[4]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	106	102
[3,4]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	175	153
[4,5]	Morgan Stanley Capital I Trust Class A4 Series 2018-L1	4.407%	10/15/51	220	213
[4,5]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	7.124%	6/25/36	34	33
[3,4]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	210	187

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	127	124
[3,4,5]	Navient Student Loan Trust Class A1B Series 2023-BA, SOFR30A + 1.700%	7.019%	3/15/72	88	89
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2023-A	4.850%	6/17/30	170	169
[3,4]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	230	146
[3,4]	PFS Financing Corp. Class A Series 2023-B	5.270%	5/15/28	350	350
[3,4]	PFS Financing Corp. Class A Series 2023-C	5.520%	10/15/28	160	161
[3,4]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/39	108	102
[3,4]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/39	99	96
[3,4]	Progress Residential Trust Class A Series 2024-SFR1	3.350%	2/17/41	340	313
[3,4]	Progress Residential Trust Class A Series 2024-SFR2	3.300%	4/17/41	290	265
[3,4]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/39	100	95
[3,4]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/39	100	98
[4,5]	RFMSI Series Trust Class 2A1 Series 2006-SA2	5.435%	8/25/36	120	83
[4,5]	RFMSI Series Trust Class 2A1 Series 2006-SA3	5.722%	9/25/36	41	23
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/33	250	250
[4]	Santander Drive Auto Receivables Trust Class B Series 2023-6	5.980%	4/16/29	330	335
[4]	Santander Drive Auto Receivables Trust Class B Series 2024 -1	5.230%	12/15/28	240	239
[4]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	90	89
[4]	Santander Drive Auto Receivables Trust Class C Series 2023-6	6.400%	3/17/31	260	268
[4]	Santander Drive Auto Receivables Trust Class C Series 2024 -1	5.450%	3/15/30	180	179
[3,4]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	180	177
[3,4]	Santander Retail Auto Lease Trust Class D Series 2021-B	1.410%	11/20/25	470	467
[3,4]	SBNA Auto Lease Trust Class A4 Series 2023-A	6.520%	4/20/28	190	195
[3,4]	SBNA Auto Receivables Trust Class B Series 2024-A	5.290%	9/17/29	460	460
[3,4]	SBNA Auto Receivables Trust Class C Series 2024-A	5.590%	1/15/30	210	210
[3,4]	SBNA Auto Receivables Trust Class D Series 2024-A	6.040%	4/15/30	210	210
[3,4]	SCCU Auto Receivables Trust Class A4 Series 2023-1A	5.700%	8/15/29	50	50
[3,4]	SCOTT Trust Class A Series 2023-SFS	5.910%	3/15/40	100	101
[3,4]	SFS Auto Receivables Securitization Trust Class B Series 2024-1A	5.380%	1/21/31	160	160
[3,4]	SFS Auto Receivables Securitization Trust Class C Series 2024-1A	5.510%	1/20/32	220	221
[3,4]	SMB Private Education Loan Trust Class A1A Series 2024-A	5.240%	3/15/56	620	619
[3,4]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	17	17

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	98	95
[3,4]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	220	214
[3,4]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	313	304
[3,4]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	38	37
[3,4]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	34	34
[4]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/29	1,940	1,969
[4]	Synchrony Card Funding LLC Class A Series 2024-A1	5.040%	3/15/30	1,380	1,380
[3,4]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/27	120	122
[3,4]	Tesla Auto Lease Trust Class C Series 2021-B	1.120%	9/22/25	230	227
[3,4]	Tesla Electric Vehicle Trust Class A4 Series 2023-1	5.380%	2/20/29	190	191
[3,4]	Tesla Electric Vehicle Trust Class B Series 2023-1	5.820%	5/20/31	190	192
[3,4]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	540	497
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2022-C	3.770%	2/15/28	330	320
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2022-D	5.430%	4/17/28	440	444
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/28	350	345
[4]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	141
[3,4]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	19	18
[4]	Verizon Master Trust Class A Series 2023-1	4.490%	1/22/29	690	682
[3,4]	Verizon Master Trust Class A Series 2023-6	5.350%	9/22/31	290	296
[3,4]	Verizon Master Trust Class A Series 2024-2	4.830%	12/22/31	1,900	1,898
[3,4]	Verizon Master Trust Class B Series 2024-2	5.080%	12/22/31	380	377
[3,4]	Verizon Master Trust Class C Series 2024-2	5.320%	12/22/31	470	465
[4,5]	WaMu Mortgage Pass-Through Certificates Class 1A7 Series 2003-AR9 Trust	5.688%	9/25/33	4	4
[4,5]	WaMu Mortgage Pass-Through Certificates Class A Series 2002-AR18 Trust	6.154%	1/25/33	3	2
[4,5]	WaMu Mortgage Pass-Through Certificates Class A7 Series 2003-AR7 Trust	5.579%	8/25/33	3	3
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	200	189
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	150	145
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	120	112
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	75	71
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	75	72
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	90	86
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	200	198
[4]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	150	139
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	220	119

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.540%	9/15/58	115	110
[4,5]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	80	72
[4,5]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	6.375%	10/25/36	40	35
[3,4,5]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/31	875	784
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	46	46
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	170	164
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	280	230
[4,5]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	90	48
[4]	World Omni Auto Receivables Trust Class A4 Series 2022-C	3.680%	9/15/28	430	416
[4]	World Omni Auto Receivables Trust Class A4 Series 2022-D	5.700%	2/15/29	270	274
[4]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/29	300	296
[4]	World Omni Auto Receivables Trust Class B Series 2021-B	1.040%	6/15/27	140	132
[4]	World Omni Auto Receivables Trust Class B Series 2021-C	0.840%	9/15/27	140	131
[4]	World Omni Auto Receivables Trust Class B Series 2024-A	5.090%	12/17/29	360	359
[4]	World Omni Auto Receivables Trust Class C Series 2021-B	1.290%	12/15/27	130	123
[4]	World Omni Auto Receivables Trust Class C Series 2021-D	1.720%	6/15/28	140	131
[4]	World Omni Auto Receivables Trust Class C Series 2024-A	5.310%	10/15/30	180	179
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $77,707)					76,056
Corporate Bonds (85.1%)
Communications (6.6%)
[3,7]	AMC Networks Inc.	10.250%	1/15/29	20	20
	AT&T Inc.	3.875%	1/15/26	400	391
	AT&T Inc.	1.700%	3/25/26	7,684	7,183
	AT&T Inc.	2.300%	6/1/27	3,066	2,826
	AT&T Inc.	1.650%	2/1/28	1,940	1,718
	AT&T Inc.	4.100%	2/15/28	1,152	1,117
[8]	AT&T Inc.	1.600%	5/19/28	700	707
	AT&T Inc.	4.350%	3/1/29	1,217	1,186
	Booking Holdings Inc.	3.600%	6/1/26	500	486
[8]	Booking Holdings Inc.	3.500%	3/1/29	300	326
	British Telecommunications plc	5.125%	12/4/28	870	875
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	50	46
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	125	119
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	80	69
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	15	12
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	7,680	7,588

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	1,870	1,883
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	2,140	1,985
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	1,060	999
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	1,250	1,064
[9]	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	1,200	1,356
[8]	Comcast Corp.	0.000%	9/14/26	740	735
	Comcast Corp.	2.350%	1/15/27	1,782	1,667
	Comcast Corp.	5.350%	11/15/27	956	974
	Comcast Corp.	3.150%	2/15/28	1,141	1,076
	Comcast Corp.	3.550%	5/1/28	1,440	1,374
[3]	CSC Holdings LLC	11.750%	1/31/29	40	40
[3]	CSC Holdings LLC	4.125%	12/1/30	70	50
[3]	CSC Holdings LLC	4.500%	11/15/31	85	60
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	84	79
	Discovery Communications LLC	4.900%	3/11/26	1,345	1,331
	Discovery Communications LLC	3.950%	3/20/28	860	815
[3]	DISH Network Corp.	11.750%	11/15/27	185	189
	Expedia Group Inc.	4.625%	8/1/27	2,811	2,758
	Fox Corp.	3.050%	4/7/25	2,888	2,815
	Fox Corp.	4.709%	1/25/29	1,760	1,736
[3]	Frontier Communications Holdings LLC	5.000%	5/1/28	105	97
[3]	Level 3 Financing Inc.	4.625%	9/15/27	50	33
[3]	Level 3 Financing Inc.	4.250%	7/1/28	20	9
	Meta Platforms Inc.	3.500%	8/15/27	7,697	7,405
	Meta Platforms Inc.	4.600%	5/15/28	1,605	1,604
[3]	Netflix Inc.	3.625%	6/15/25	455	445
	Netflix Inc.	4.375%	11/15/26	1,998	1,968
	Netflix Inc.	4.875%	4/15/28	3,042	3,035
	Netflix Inc.	5.875%	11/15/28	7,005	7,281
[8]	Netflix Inc.	3.875%	11/15/29	400	441
[3]	Nexstar Media Inc.	5.625%	7/15/27	90	86
[3]	NTT Finance Corp.	1.162%	4/3/26	3,360	3,106
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	1,060	1,030
	Paramount Global	2.900%	1/15/27	435	398
	Paramount Global	3.375%	2/15/28	110	98
	Paramount Global	3.700%	6/1/28	265	238
	Paramount Global	4.200%	6/1/29	250	224
	Paramount Global	6.375%	3/30/62	80	74
	Rogers Communications Inc.	3.200%	3/15/27	1,505	1,429
	Rogers Communications Inc.	5.000%	2/15/29	3,040	3,020
[3]	Scripps Escrow Inc.	5.875%	7/15/27	20	17
[8]	Sky Ltd.	2.500%	9/15/26	345	364
	Sprint Capital Corp.	6.875%	11/15/28	4,820	5,130
	Sprint LLC	7.625%	3/1/26	1,110	1,146
	Take-Two Interactive Software Inc.	3.550%	4/14/25	1,690	1,658
	Take-Two Interactive Software Inc.	3.700%	4/14/27	990	950
	Take-Two Interactive Software Inc.	4.950%	3/28/28	900	897
	TCI Communications Inc.	7.125%	2/15/28	37	40
	Telefonica Emisiones SA	4.103%	3/8/27	2,576	2,506
	T-Mobile USA Inc.	3.500%	4/15/25	7,590	7,440
	T-Mobile USA Inc.	1.500%	2/15/26	1,690	1,578
	T-Mobile USA Inc.	2.250%	2/15/26	1,595	1,509
	T-Mobile USA Inc.	2.625%	4/15/26	160	152
	T-Mobile USA Inc.	3.750%	4/15/27	5,127	4,936

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	4.750%	2/1/28	750	740
	T-Mobile USA Inc.	2.050%	2/15/28	295	264
	T-Mobile USA Inc.	4.950%	3/15/28	2,422	2,417
	T-Mobile USA Inc.	4.800%	7/15/28	1,275	1,264
	T-Mobile USA Inc.	4.850%	1/15/29	2,630	2,612
[3]	Univision Communications Inc.	8.000%	8/15/28	145	148
	Verizon Communications Inc.	1.450%	3/20/26	3,495	3,259
	Verizon Communications Inc.	2.625%	8/15/26	1,470	1,393
	Verizon Communications Inc.	4.125%	3/16/27	1,510	1,477
	Verizon Communications Inc.	3.000%	3/22/27	2,075	1,967
	Verizon Communications Inc.	2.100%	3/22/28	4,502	4,054
	Verizon Communications Inc.	4.329%	9/21/28	2,220	2,171
	Vodafone Group plc	4.125%	5/30/25	1,350	1,329
	Walt Disney Co.	2.200%	1/13/28	180	165
	Warnermedia Holdings Inc.	3.755%	3/15/27	8,934	8,523
	Warnermedia Holdings Inc.	4.054%	3/15/29	1,107	1,037
					140,819
Consumer Discretionary (6.0%)
[8]	ALD SA	4.375%	11/23/26	300	327
	Amazon.com Inc.	4.550%	12/1/27	1,290	1,290
	American Honda Finance Corp.	1.200%	7/8/25	638	606
	American Honda Finance Corp.	5.800%	10/3/25	1,970	1,989
	American Honda Finance Corp.	4.950%	1/9/26	2,140	2,134
[8]	American Honda Finance Corp.	3.750%	10/25/27	1,000	1,091
	Asbury Automotive Group Inc.	4.500%	3/1/28	15	14
	AutoZone Inc.	3.625%	4/15/25	1,750	1,718
	AutoZone Inc.	3.750%	6/1/27	500	482
	AutoZone Inc.	4.500%	2/1/28	2,040	2,010
	AutoZone Inc.	6.250%	11/1/28	790	829
[3]	BMW US Capital LLC	1.250%	8/12/26	1,038	951
[3]	BMW US Capital LLC	3.450%	4/1/27	275	264
[3]	Boyne USA Inc.	4.750%	5/15/29	130	121
[3]	Churchill Downs Inc.	5.500%	4/1/27	45	44
[3]	Churchill Downs Inc.	4.750%	1/15/28	90	86
[3]	Clarios Global LP	6.750%	5/15/25	72	72
	eBay Inc.	5.900%	11/22/25	605	610
	eBay Inc.	1.400%	5/10/26	1,500	1,390
	eBay Inc.	5.950%	11/22/27	945	975
[3]	ERAC USA Finance LLC	3.800%	11/1/25	665	648
[3]	ERAC USA Finance LLC	3.300%	12/1/26	100	95
[3]	ERAC USA Finance LLC	4.600%	5/1/28	770	760
[3]	ERAC USA Finance LLC	5.000%	2/15/29	1,448	1,451
	Ford Motor Co.	6.625%	10/1/28	710	745
	Ford Motor Credit Co. LLC	4.134%	8/4/25	2,050	2,004
	Ford Motor Credit Co. LLC	3.375%	11/13/25	810	779
	Ford Motor Credit Co. LLC	6.950%	3/6/26	1,390	1,417
	Ford Motor Credit Co. LLC	6.950%	6/10/26	260	266
	Ford Motor Credit Co. LLC	2.700%	8/10/26	380	354
	Ford Motor Credit Co. LLC	4.271%	1/9/27	200	192
	Ford Motor Credit Co. LLC	5.800%	3/5/27	2,535	2,544
	Ford Motor Credit Co. LLC	4.950%	5/28/27	1,195	1,166
	Ford Motor Credit Co. LLC	4.125%	8/17/27	715	679
	Ford Motor Credit Co. LLC	3.815%	11/2/27	35	33
	Ford Motor Credit Co. LLC	7.350%	11/4/27	2,150	2,255
	Ford Motor Credit Co. LLC	2.900%	2/16/28	400	361
	Ford Motor Credit Co. LLC	6.800%	5/12/28	1,025	1,064
	Ford Motor Credit Co. LLC	6.798%	11/7/28	2,185	2,279
	General Motors Co.	6.125%	10/1/25	4,175	4,211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	3.800%	4/7/25	410	402
	General Motors Financial Co. Inc.	4.350%	4/9/25	910	899
	General Motors Financial Co. Inc.	2.750%	6/20/25	1,190	1,150
	General Motors Financial Co. Inc.	6.050%	10/10/25	2,820	2,841
	General Motors Financial Co. Inc.	1.250%	1/8/26	6,100	5,678
	General Motors Financial Co. Inc.	5.250%	3/1/26	1,720	1,715
	General Motors Financial Co. Inc.	5.400%	4/6/26	1,960	1,961
	General Motors Financial Co. Inc.	1.500%	6/10/26	405	373
	General Motors Financial Co. Inc.	4.000%	10/6/26	792	767
	General Motors Financial Co. Inc.	4.350%	1/17/27	820	801
	General Motors Financial Co. Inc.	2.350%	2/26/27	1,135	1,047
	General Motors Financial Co. Inc.	5.000%	4/9/27	2,226	2,210
	General Motors Financial Co. Inc.	5.400%	5/8/27	2,275	2,281
	General Motors Financial Co. Inc.	2.700%	8/20/27	1,985	1,829
	General Motors Financial Co. Inc.	6.000%	1/9/28	670	687
	General Motors Financial Co. Inc.	2.400%	4/10/28	870	782
	General Motors Financial Co. Inc.	2.400%	10/15/28	1,865	1,652
	General Motors Financial Co. Inc.	5.800%	1/7/29	1,900	1,935
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	70	65
[3]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	500	485
[3]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	3,989	3,727
	Harley-Davidson Inc.	3.500%	7/28/25	900	877
[3]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	260	259
[3]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	50	50
	Home Depot Inc.	2.800%	9/14/27	290	273
	Home Depot Inc.	3.900%	12/6/28	540	525
	Honda Motor Co. Ltd.	2.534%	3/10/27	1,860	1,744
	Lennar Corp.	4.750%	5/30/25	819	812
	Lennar Corp.	5.250%	6/1/26	1,755	1,754
[3]	Lithia Motors Inc.	4.625%	12/15/27	95	91
[3]	Lithia Motors Inc.	3.875%	6/1/29	85	77
[3]	Live Nation Entertainment Inc.	4.875%	11/1/24	80	80
[3]	Live Nation Entertainment Inc.	6.500%	5/15/27	320	323
	Lowe's Cos. Inc.	4.400%	9/8/25	1,070	1,057
	Lowe's Cos. Inc.	4.800%	4/1/26	2,800	2,784
	Lowe's Cos. Inc.	3.350%	4/1/27	1,020	975
	Lowe's Cos. Inc.	1.300%	4/15/28	708	618
	Lowe's Cos. Inc.	1.700%	9/15/28	355	311
	Marriott International Inc.	3.750%	10/1/25	500	488
	Marriott International Inc.	3.125%	6/15/26	190	182
	Marriott International Inc.	5.000%	10/15/27	850	848
	Marriott International Inc.	4.875%	5/15/29	710	703
	McDonald's Corp.	1.450%	9/1/25	700	664
	McDonald's Corp.	3.500%	7/1/27	900	863
[3]	Mercedes-Benz Finance North America LLC	1.450%	3/2/26	560	522
[3]	Mercedes-Benz Finance North America LLC	4.800%	3/30/26	1,735	1,724
[3]	Mercedes-Benz Finance North America LLC	5.200%	8/3/26	960	962
[3]	Mercedes-Benz Finance North America LLC	4.800%	3/30/28	2,190	2,179
[3]	Mercedes-Benz Finance North America LLC	5.100%	8/3/28	2,415	2,424
	Mohawk Industries Inc.	5.850%	9/18/28	450	463
[3]	NCL Corp. Ltd.	5.875%	2/15/27	38	37
	Newell Brands Inc.	6.375%	9/15/27	225	222
	Newell Brands Inc.	6.625%	9/15/29	36	35
[3]	Nissan Motor Acceptance Co. LLC	1.125%	9/16/24	1,040	1,016
	O'Reilly Automotive Inc.	5.750%	11/20/26	950	965
[3]	Penn Entertainment Inc.	5.625%	1/15/27	35	34
[3]	Phinia Inc.	6.750%	4/15/29	25	25
[8]	RCI Banque SA	4.625%	10/2/26	900	987

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ross Stores Inc.	0.875%	4/15/26	865	795
[3]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	533	564
[3]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	15	16
	Starbucks Corp.	4.750%	2/15/26	1,055	1,049
	Starbucks Corp.	2.000%	3/12/27	116	107
	Tapestry Inc.	7.000%	11/27/26	755	778
	Tapestry Inc.	7.350%	11/27/28	575	606
	Toyota Motor Credit Corp.	4.800%	1/5/26	230	229
	Toyota Motor Credit Corp.	4.450%	5/18/26	285	282
	Toyota Motor Credit Corp.	1.900%	1/13/27	2,700	2,492
	Toyota Motor Credit Corp.	5.000%	3/19/27	1,965	1,971
	Toyota Motor Credit Corp.	3.050%	3/22/27	4,445	4,228
	Toyota Motor Credit Corp.	4.550%	9/20/27	2,640	2,614
[8]	Toyota Motor Credit Corp.	0.125%	11/5/27	244	235
	Toyota Motor Credit Corp.	4.625%	1/12/28	1,073	1,069
	Toyota Motor Credit Corp.	1.900%	4/6/28	892	801
	Toyota Motor Credit Corp.	4.650%	1/5/29	1,170	1,163
[3]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	500	488
[3]	Volkswagen Group of America Finance LLC	5.800%	9/12/25	1,870	1,878
[3]	Volkswagen Group of America Finance LLC	5.700%	9/12/26	1,495	1,510
[3]	Volkswagen Group of America Finance LLC	6.000%	11/16/26	300	306
[3]	Volkswagen Group of America Finance LLC	5.650%	9/12/28	1,125	1,146
[8]	Volkswagen International Finance NV	3.875%	3/29/26	300	324
[8]	Volkswagen Leasing GmbH	0.375%	7/20/26	1,900	1,902
[3]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	175	163
					128,262
Consumer Staples (4.5%)
[3]	7-Eleven Inc.	0.950%	2/10/26	2,300	2,125
	Altria Group Inc.	2.350%	5/6/25	1,719	1,663
	Altria Group Inc.	4.400%	2/14/26	1,089	1,073
	Altria Group Inc.	2.625%	9/16/26	1,000	942
	Altria Group Inc.	6.200%	11/1/28	380	396
	Altria Group Inc.	4.800%	2/14/29	321	318
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	1,298	1,266
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	560	560
	BAT Capital Corp.	3.215%	9/6/26	3,527	3,357
	BAT Capital Corp.	4.700%	4/2/27	3,335	3,281
	BAT Capital Corp.	3.557%	8/15/27	297	281
	BAT Capital Corp.	2.259%	3/25/28	1,495	1,332
	BAT International Finance plc	1.668%	3/25/26	5,326	4,959
	BAT International Finance plc	4.448%	3/16/28	2,155	2,093
	BAT International Finance plc	5.931%	2/2/29	7,525	7,725
[8]	British American Tobacco plc	3.000%	Perpetual	100	102
	Campbell Soup Co.	5.300%	3/20/26	1,080	1,081
	Campbell Soup Co.	5.200%	3/19/27	3,665	3,674
	Campbell Soup Co.	4.150%	3/15/28	1,090	1,056
	Campbell Soup Co.	5.200%	3/21/29	1,060	1,065
[3]	Cargill Inc.	4.500%	6/24/26	450	446
[8]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	440	461
[8]	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	400	406
	Conagra Brands Inc.	5.300%	10/1/26	1,265	1,266
	Conagra Brands Inc.	1.375%	11/1/27	50	44
	Constellation Brands Inc.	4.400%	11/15/25	724	713
	Constellation Brands Inc.	4.750%	12/1/25	215	213
	Constellation Brands Inc.	3.700%	12/6/26	200	193
	Constellation Brands Inc.	3.500%	5/9/27	915	873
	Constellation Brands Inc.	4.350%	5/9/27	1,770	1,733
[3]	Coty Inc.	5.000%	4/15/26	24	24

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Diageo Capital plc	5.300%	10/24/27	1,640	1,663
	Dollar General Corp.	4.625%	11/1/27	1,250	1,230
[3]	Energizer Holdings Inc.	4.750%	6/15/28	135	125
	General Mills Inc.	4.700%	1/30/27	560	555
	General Mills Inc.	4.200%	4/17/28	595	580
	Haleon US Capital LLC	3.375%	3/24/27	726	695
	J M Smucker Co.	5.900%	11/15/28	755	783
	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc.	5.125%	2/1/28	490	482
[3]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/29	75	76
	Keurig Dr Pepper Inc.	4.417%	5/25/25	688	680
	Keurig Dr Pepper Inc.	4.597%	5/25/28	2,610	2,575
	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	350	342
	Kraft Heinz Foods Co.	3.000%	6/1/26	600	574
	Kraft Heinz Foods Co.	3.875%	5/15/27	2,779	2,692
	Kroger Co.	3.500%	2/1/26	1,470	1,428
[3]	Lamb Weston Holdings Inc.	4.875%	5/15/28	80	78
[3]	Mars Inc.	4.550%	4/20/28	1,610	1,595
	McCormick & Co. Inc.	3.400%	8/15/27	600	570
	Mead Johnson Nutrition Co.	4.125%	11/15/25	100	98
	Molson Coors Beverage Co.	3.000%	7/15/26	1,095	1,045
[3]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	1,990	1,809
	Mondelez International Inc.	2.625%	3/17/27	970	909
	Mondelez International Inc.	4.750%	2/20/29	1,870	1,857
	Pepsico Inc.	3.600%	2/18/28	139	134
[3]	Performance Food Group Inc.	6.875%	5/1/25	35	35
[3]	Performance Food Group Inc.	5.500%	10/15/27	95	93
	Philip Morris International Inc.	5.000%	11/17/25	2,305	2,300
	Philip Morris International Inc.	4.875%	2/13/26	3,785	3,772
	Philip Morris International Inc.	2.750%	2/25/26	500	479
	Philip Morris International Inc.	0.875%	5/1/26	1,150	1,056
	Philip Morris International Inc.	4.750%	2/12/27	1,255	1,247
	Philip Morris International Inc.	5.125%	11/17/27	3,655	3,673
	Philip Morris International Inc.	4.875%	2/15/28	3,555	3,547
	Philip Morris International Inc.	3.125%	3/2/28	1,057	987
	Philip Morris International Inc.	5.250%	9/7/28	1,980	2,003
	Philip Morris International Inc.	4.875%	2/13/29	3,400	3,381
[3]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	500	467
	Reynolds American Inc.	4.450%	6/12/25	3,414	3,368
[8]	Swedish Match AB	0.875%	2/26/27	200	199
	Sysco Corp.	3.250%	7/15/27	1,140	1,078
	Tyson Foods Inc.	4.000%	3/1/26	1,865	1,820
[3]	United Natural Foods Inc.	6.750%	10/15/28	25	21
[3]	US Foods Inc.	6.875%	9/15/28	90	92
					96,914
Energy (6.3%)
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	800	739
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	1,955	1,849
	BP Capital Markets America Inc.	3.410%	2/11/26	440	428
	BP Capital Markets America Inc.	3.119%	5/4/26	2,000	1,927
	BP Capital Markets America Inc.	3.017%	1/16/27	1,085	1,036
	BP Capital Markets America Inc.	3.937%	9/21/28	1,260	1,221
	BP Capital Markets America Inc.	4.234%	11/6/28	465	455
[8]	BP Capital Markets BV	3.773%	5/12/30	200	221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets plc	3.279%	9/19/27	1,722	1,639
	BP Capital Markets plc	3.723%	11/28/28	640	612
	Canadian Natural Resources Ltd.	2.050%	7/15/25	620	593
	Canadian Natural Resources Ltd.	3.850%	6/1/27	4,001	3,856
	Cenovus Energy Inc.	4.250%	4/15/27	32	31
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	4,430	4,433
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	2,070	2,065
	Cheniere Energy Inc.	4.625%	10/15/28	2,545	2,468
[3]	Civitas Resources Inc.	8.375%	7/1/28	130	137
[3]	Continental Resources Inc.	2.268%	11/15/26	1,000	921
	Coterra Energy Inc.	3.900%	5/15/27	512	493
[3]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	75	75
	DCP Midstream Operating LP	5.625%	7/15/27	58	58
	DCP Midstream Operating LP	5.125%	5/15/29	1,730	1,724
	Devon Energy Corp.	5.850%	12/15/25	400	402
	Diamondback Energy Inc.	3.250%	12/1/26	3,350	3,210
[3]	DT Midstream Inc.	4.125%	6/15/29	110	101
	Empresa Nacional del Petroleo	3.750%	8/5/26	1,445	1,381
	Empresa Nacional del Petroleo	5.250%	11/6/29	200	196
	Enbridge Energy Partners LP	5.875%	10/15/25	820	825
	Enbridge Inc.	1.600%	10/4/26	900	825
	Enbridge Inc.	5.900%	11/15/26	1,910	1,945
	Enbridge Inc.	4.250%	12/1/26	1,265	1,240
	Enbridge Inc.	3.700%	7/15/27	1,340	1,287
	Enbridge Inc.	6.000%	11/15/28	1,880	1,955
	Energy Transfer LP	2.900%	5/15/25	560	543
	Energy Transfer LP	5.950%	12/1/25	550	553
	Energy Transfer LP	4.750%	1/15/26	95	94
	Energy Transfer LP	3.900%	7/15/26	392	380
	Energy Transfer LP	6.050%	12/1/26	2,070	2,113
	Energy Transfer LP	4.400%	3/15/27	4,440	4,344
	Energy Transfer LP	5.500%	6/1/27	2,980	2,999
	Energy Transfer LP	4.000%	10/1/27	741	712
	Energy Transfer LP	5.550%	2/15/28	1,663	1,686
	Energy Transfer LP	4.950%	5/15/28	1,630	1,616
	Energy Transfer LP	4.950%	6/15/28	569	564
	Energy Transfer LP	6.100%	12/1/28	1,250	1,296
[3]	EQM Midstream Partners LP	7.500%	6/1/27	105	108
[3]	EQT Corp.	3.125%	5/15/26	50	48
	EQT Corp.	3.900%	10/1/27	1,900	1,805
	EQT Corp.	5.000%	1/15/29	260	255
	Harvest Operations Corp.	1.000%	4/26/24	560	558
	Kinder Morgan Inc.	4.300%	6/1/25	835	823
	Kinder Morgan Inc.	1.750%	11/15/26	1,250	1,147
	Kinder Morgan Inc.	4.300%	3/1/28	435	425
	Kinder Morgan Inc.	5.000%	2/1/29	1,575	1,569
[3]	Kinetik Holdings LP	6.625%	12/15/28	80	81
	Marathon Oil Corp.	4.400%	7/15/27	75	73
	Marathon Oil Corp.	5.300%	4/1/29	1,505	1,503
	Marathon Petroleum Corp.	4.700%	5/1/25	3,002	2,976
	Marathon Petroleum Corp.	5.125%	12/15/26	2,288	2,289
	Marathon Petroleum Corp.	3.800%	4/1/28	981	941
	MPLX LP	4.875%	6/1/25	930	922
	MPLX LP	1.750%	3/1/26	3,260	3,048
	MPLX LP	4.000%	3/15/28	540	520
	Occidental Petroleum Corp.	5.875%	9/1/25	140	141
	Occidental Petroleum Corp.	5.500%	12/1/25	720	719
	Occidental Petroleum Corp.	6.375%	9/1/28	2,805	2,919

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Inc.	2.200%	9/15/25	854	815
	ONEOK Inc.	5.850%	1/15/26	3,196	3,225
	ONEOK Inc.	5.550%	11/1/26	960	969
	ONEOK Inc.	4.000%	7/13/27	300	290
	ONEOK Inc.	4.550%	7/15/28	875	859
	ONEOK Inc.	5.650%	11/1/28	960	982
	ONEOK Inc.	4.350%	3/15/29	2,262	2,192
	Ovintiv Inc.	5.650%	5/15/25	835	835
	Ovintiv Inc.	5.375%	1/1/26	1,211	1,207
	Ovintiv Inc.	5.650%	5/15/28	1,445	1,469
[3]	Permian Resources Operating LLC	5.375%	1/15/26	65	64
[3]	Permian Resources Operating LLC	6.875%	4/1/27	75	75
[3]	Permian Resources Operating LLC	8.000%	4/15/27	90	93
	Pertamina Persero PT	1.400%	2/9/26	567	526
	Phillips 66	3.850%	4/9/25	675	665
	Phillips 66	1.300%	2/15/26	810	754
	Phillips 66	3.900%	3/15/28	360	348
	Phillips 66 Co.	4.950%	12/1/27	2,305	2,305
	Pioneer Natural Resources Co.	1.125%	1/15/26	1,290	1,201
	Pioneer Natural Resources Co.	5.100%	3/29/26	3,395	3,391
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	2,013	1,986
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	1,679	1,648
	Range Resources Corp.	8.250%	1/15/29	130	135
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	3,925	3,922
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	3,266	3,292
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	2,195	2,188
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	985	954
	Schlumberger Investment SA	4.500%	5/15/28	1,180	1,174
[10]	Southern Gas Corridor CJSC	6.875%	3/24/26	715	723
	Spectra Energy Partners LP	3.375%	10/15/26	596	571
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/29	125	126
	Targa Resources Corp.	5.200%	7/1/27	1,365	1,362
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	129	130
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	160	164
[8]	TotalEnergies SE	2.000%	Perpetual	100	101
	TransCanada PipeLines Ltd.	4.875%	1/15/26	875	869
	TransCanada PipeLines Ltd.	4.250%	5/15/28	1,192	1,155
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	1,040	1,002
[3]	Transocean Inc.	8.750%	2/15/30	76	80
[3]	Valaris Ltd.	8.375%	4/30/30	165	170
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	50	45
[3]	Venture Global LNG Inc.	8.125%	6/1/28	160	163
[3]	Venture Global LNG Inc.	9.500%	2/1/29	420	453
	Western Midstream Operating LP	3.950%	6/1/25	870	852
	Western Midstream Operating LP	4.650%	7/1/26	115	113
	Western Midstream Operating LP	4.500%	3/1/28	365	352
	Williams Cos. Inc.	5.400%	3/2/26	885	888
	Williams Cos. Inc.	3.750%	6/15/27	955	919
	Williams Cos. Inc.	5.300%	8/15/28	2,400	2,421
	Williams Cos. Inc.	4.900%	3/15/29	3,485	3,462
					133,803

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Financials (27.9%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	705	694
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	939	877
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	2,929	2,721
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/27	1,610	1,636
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	1,320	1,249
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	1,814	1,769
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/28	2,500	2,533
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	1,255	1,137
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.100%	1/19/29	980	974
	Affiliated Managers Group Inc.	3.500%	8/1/25	300	292
	Aflac Inc.	1.125%	3/15/26	1,445	1,340
	Air Lease Corp.	3.375%	7/1/25	745	726
	Air Lease Corp.	2.875%	1/15/26	1,315	1,258
	Air Lease Corp.	3.750%	6/1/26	1,000	965
	Air Lease Corp.	2.200%	1/15/27	900	828
	Air Lease Corp.	5.300%	2/1/28	1,250	1,251
	Air Lease Corp.	4.625%	10/1/28	435	423
	Air Lease Corp.	5.100%	3/1/29	1,950	1,938
	Allstate Corp.	0.750%	12/15/25	330	306
	Ally Financial Inc.	4.750%	6/9/27	1,000	971
	Ally Financial Inc.	6.992%	6/13/29	1,720	1,785
	American Express Co.	2.550%	3/4/27	2,154	2,011
	American Express Co.	3.300%	5/3/27	480	456
	American Express Co.	5.098%	2/16/28	1,810	1,807
	American Express Co.	5.282%	7/27/29	807	812
	American International Group Inc.	3.900%	4/1/26	290	282
	American International Group Inc.	4.200%	4/1/28	190	185
	American International Group Inc.	5.750%	4/1/48	200	196
	Ameriprise Financial Inc.	2.875%	9/15/26	341	325
	Ameriprise Financial Inc.	5.700%	12/15/28	1,700	1,753
[3]	AmWINS Group Inc.	6.375%	2/15/29	55	55
[3]	AmWINS Group Inc.	4.875%	6/30/29	110	103
[3]	Antares Holdings LP	2.750%	1/15/27	1,061	951
[3]	Antares Holdings LP	7.950%	8/11/28	750	780
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	1,000	936
	Aon Global Ltd.	3.875%	12/15/25	400	391
	Aon North America Inc.	5.125%	3/1/27	600	603
	Aon North America Inc.	5.150%	3/1/29	1,980	1,991
	Ares Capital Corp.	2.150%	7/15/26	1,084	999
	Ares Capital Corp.	7.000%	1/15/27	1,585	1,632
	Ares Capital Corp.	2.875%	6/15/28	700	624
	Ares Capital Corp.	5.875%	3/1/29	1,050	1,047
[8]	Argenta Spaarbank NV	1.000%	10/13/26	700	723
	Athene Holding Ltd.	4.125%	1/12/28	1,145	1,103
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	1,087	1,086
[5,11]	Australia & New Zealand Banking Group Ltd.	6.186%	2/26/31	890	585
[9]	Aviva plc	6.125%	11/14/36	240	308
	Banco Santander SA	5.147%	8/18/25	250	248
	Banco Santander SA	1.849%	3/25/26	1,310	1,224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Banco Santander SA	5.294%	8/18/27	760	758
	Banco Santander SA	1.722%	9/14/27	760	693
	Banco Santander SA	6.607%	11/7/28	940	994
	Bank of America Corp.	3.950%	4/21/25	1,450	1,426
	Bank of America Corp.	4.450%	3/3/26	2,071	2,041
	Bank of America Corp.	3.384%	4/2/26	2,390	2,337
	Bank of America Corp.	1.319%	6/19/26	1,935	1,839
	Bank of America Corp.	4.827%	7/22/26	1,616	1,601
	Bank of America Corp.	4.250%	10/22/26	840	822
	Bank of America Corp.	1.197%	10/24/26	1,400	1,311
	Bank of America Corp.	5.080%	1/20/27	860	856
	Bank of America Corp.	1.658%	3/11/27	1,485	1,383
	Bank of America Corp.	3.559%	4/23/27	871	840
	Bank of America Corp.	1.734%	7/22/27	5,075	4,680
	Bank of America Corp.	5.933%	9/15/27	2,110	2,138
	Bank of America Corp.	3.824%	1/20/28	2,400	2,311
	Bank of America Corp.	2.551%	2/4/28	3,064	2,847
	Bank of America Corp.	3.705%	4/24/28	1,660	1,588
	Bank of America Corp.	4.376%	4/27/28	2,500	2,440
	Bank of America Corp.	4.948%	7/22/28	2,990	2,966
	Bank of America Corp.	6.204%	11/10/28	2,200	2,276
	Bank of America Corp.	3.419%	12/20/28	3,279	3,078
	Bank of America Corp.	3.970%	3/5/29	540	516
	Bank of America Corp.	5.202%	4/25/29	4,241	4,245
	Bank of America Corp.	2.087%	6/14/29	720	636
	Bank of America Corp.	4.271%	7/23/29	600	578
	Bank of America Corp.	5.819%	9/15/29	1,900	1,948
	Bank of America NA	5.526%	8/18/26	950	959
	Bank of Montreal	5.300%	6/5/26	677	679
	Bank of Montreal	1.250%	9/15/26	479	437
	Bank of Montreal	5.266%	12/11/26	1,520	1,526
	Bank of Montreal	5.203%	2/1/28	390	393
	Bank of Montreal	5.717%	9/25/28	375	385
	Bank of New York Mellon Corp.	4.947%	4/26/27	3,250	3,236
	Bank of New York Mellon Corp.	3.400%	1/29/28	982	933
	Bank of New York Mellon Corp.	3.442%	2/7/28	918	880
	Bank of New York Mellon Corp.	5.802%	10/25/28	1,790	1,838
	Bank of New York Mellon Corp.	4.543%	2/1/29	920	905
	Bank of New York Mellon Corp.	6.317%	10/25/29	1,120	1,182
	Bank of New York Mellon Corp.	4.975%	3/14/30	1,950	1,951
	Bank of Nova Scotia	4.500%	12/16/25	1,470	1,446
	Bank of Nova Scotia	1.050%	3/2/26	750	694
	Bank of Nova Scotia	2.700%	8/3/26	828	783
	Bank of Nova Scotia	1.950%	2/2/27	870	801
	Bank of Nova Scotia	5.250%	6/12/28	850	857
[8]	Banque Federative du Credit Mutuel SA	2.500%	5/25/28	500	514
	Barclays plc	4.375%	1/12/26	1,796	1,762
	Barclays plc	2.852%	5/7/26	860	834
	Barclays plc	5.200%	5/12/26	975	965
	Barclays plc	5.304%	8/9/26	2,010	2,000
	Barclays plc	5.829%	5/9/27	1,000	1,002
	Barclays plc	6.496%	9/13/27	380	388
	Barclays plc	2.279%	11/24/27	251	231
	Barclays plc	5.674%	3/12/28	1,960	1,966
	Barclays plc	4.836%	5/9/28	300	291
	Barclays plc	5.501%	8/9/28	800	798
	Barclays plc	7.385%	11/2/28	3,770	3,995
	Barclays plc	4.972%	5/16/29	1,300	1,273

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	6.490%	9/13/29	1,830	1,902
	Barclays plc	5.690%	3/12/30	1,860	1,869
	Blue Owl Capital Corp.	3.750%	7/22/25	330	320
	Blue Owl Capital Corp.	4.250%	1/15/26	60	58
	Blue Owl Capital Corp.	3.400%	7/15/26	645	608
	Blue Owl Capital Corp.	5.950%	3/15/29	980	975
[8]	BNP Paribas SA	1.125%	1/15/32	400	395
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	1,170	1,077
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	2,150	2,142
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	1,490	1,546
	Capital One Financial Corp.	4.200%	10/29/25	730	714
	Capital One Financial Corp.	3.750%	3/9/27	1,480	1,420
	Capital One Financial Corp.	1.878%	11/2/27	4,710	4,308
	Capital One Financial Corp.	4.927%	5/10/28	1,400	1,382
	Capital One Financial Corp.	5.468%	2/1/29	2,050	2,046
	Capital One Financial Corp.	6.312%	6/8/29	5,210	5,353
	Capital One Financial Corp.	5.700%	2/1/30	2,260	2,279
	Charles Schwab Corp.	3.625%	4/1/25	780	766
	Charles Schwab Corp.	1.150%	5/13/26	1,180	1,088
	Charles Schwab Corp.	2.450%	3/3/27	1,720	1,602
	Charles Schwab Corp.	3.300%	4/1/27	663	631
	Charles Schwab Corp.	2.000%	3/20/28	46	41
	Charles Schwab Corp.	5.643%	5/19/29	2,400	2,435
	Charles Schwab Corp.	6.196%	11/17/29	3,180	3,304
	Chubb INA Holdings Inc.	3.350%	5/3/26	3,313	3,204
	Citibank NA	5.488%	12/4/26	1,140	1,152
	Citibank NA	5.803%	9/29/28	2,000	2,070
	Citigroup Inc.	4.600%	3/9/26	1,984	1,953
	Citigroup Inc.	3.400%	5/1/26	1,200	1,156
	Citigroup Inc.	3.200%	10/21/26	3,641	3,467
	Citigroup Inc.	4.300%	11/20/26	1,034	1,008
	Citigroup Inc.	1.122%	1/28/27	822	760
	Citigroup Inc.	1.462%	6/9/27	1,470	1,350
	Citigroup Inc.	4.450%	9/29/27	1,104	1,073
	Citigroup Inc.	3.887%	1/10/28	1,290	1,243
	Citigroup Inc.	3.070%	2/24/28	1,850	1,740
	Citigroup Inc.	3.668%	7/24/28	2,809	2,670
	Citigroup Inc.	4.125%	7/25/28	200	192
	Citigroup Inc.	3.520%	10/27/28	594	560
	Citigroup Inc.	4.075%	4/23/29	340	325
[9]	Close Brothers Finance plc	2.750%	10/19/26	200	230
	CNO Financial Group Inc.	5.250%	5/30/25	750	745
[5,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.700%	5.050%	1/14/27	700	456
[5,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	5.653%	8/20/31	1,400	908
[5,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	6.146%	9/10/30	600	394
	Cooperatieve Rabobank UA	4.375%	8/4/25	750	737
	Cooperatieve Rabobank UA	3.750%	7/21/26	1,470	1,413
	Cooperatieve Rabobank UA	4.800%	1/9/29	1,170	1,163
	Corebridge Financial Inc.	3.500%	4/4/25	1,735	1,698
	Corebridge Financial Inc.	3.650%	4/5/27	2,928	2,798
	Credit Suisse AG	2.950%	4/9/25	1,275	1,241
[8]	Credit Suisse AG	0.250%	1/5/26	700	712
	Credit Suisse AG	1.250%	8/7/26	2,750	2,506
	Credit Suisse AG	5.000%	7/9/27	3,385	3,354
	Credit Suisse AG	7.500%	2/15/28	1,765	1,903

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Crelan SA	6.000%	2/28/30	200	230
[3]	Danske Bank A/S	5.427%	3/1/28	1,130	1,133
[3]	Danske Bank A/S	5.705%	3/1/30	2,240	2,255
[8]	Danske Bank A/S	1.000%	5/15/31	100	101
	Deutsche Bank AG	4.500%	4/1/25	470	462
	Deutsche Bank AG	6.119%	7/14/26	1,293	1,298
	Deutsche Bank AG	2.129%	11/24/26	2,250	2,123
[8]	Deutsche Bank AG	1.625%	1/20/27	200	203
	Deutsche Bank AG	7.146%	7/13/27	2,210	2,271
	Deutsche Bank AG	2.311%	11/16/27	1,384	1,264
	Deutsche Bank AG	5.706%	2/8/28	1,230	1,229
	Deutsche Bank AG	6.720%	1/18/29	1,285	1,328
	Deutsche Bank AG	6.819%	11/20/29	1,825	1,908
	Discover Bank	3.450%	7/27/26	1,465	1,395
	Discover Bank	5.974%	8/9/28	550	548
[12,13]	DPS Lehman Brothers Holdings	3.500%	8/19/65	210	—
	Eaton Vance Corp.	3.500%	4/6/27	6	6
	Equitable Holdings Inc.	4.350%	4/20/28	545	528
[3]	F&G Global Funding	1.750%	6/30/26	590	535
	Fidelity National Financial Inc.	4.500%	8/15/28	20	19
	Fifth Third Bancorp	2.550%	5/5/27	300	276
	Fifth Third Bancorp	1.707%	11/1/27	2,470	2,245
	Fifth Third Bancorp	3.950%	3/14/28	1,612	1,540
	Fifth Third Bancorp	6.361%	10/27/28	2,840	2,907
	Fifth Third Bancorp	6.339%	7/27/29	3,496	3,602
	Fifth Third Bancorp	4.772%	7/28/30	806	776
	Fifth Third Bank NA	3.950%	7/28/25	443	434
	FS KKR Capital Corp.	3.400%	1/15/26	341	324
	GATX Corp.	3.250%	9/15/26	490	468
	GATX Corp.	5.400%	3/15/27	820	826
[3]	GGAM Finance Ltd.	8.000%	2/15/27	80	83
[3]	GGAM Finance Ltd.	8.000%	6/15/28	95	99
[3]	GGAM Finance Ltd.	6.875%	4/15/29	75	76
[3]	Global Atlantic Fin Co.	4.400%	10/15/29	410	381
[3]	Global Atlantic Fin Co.	3.125%	6/15/31	400	331
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,571	1,541
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,495	1,467
	Goldman Sachs Group Inc.	4.250%	10/21/25	1,665	1,635
	Goldman Sachs Group Inc.	3.500%	11/16/26	515	493
	Goldman Sachs Group Inc.	1.431%	3/9/27	3,305	3,060
	Goldman Sachs Group Inc.	1.542%	9/10/27	1,691	1,545
	Goldman Sachs Group Inc.	1.948%	10/21/27	2,011	1,848
	Goldman Sachs Group Inc.	2.640%	2/24/28	2,267	2,111
	Goldman Sachs Group Inc.	3.615%	3/15/28	4,247	4,062
[9]	Goldman Sachs Group Inc.	7.250%	4/10/28	200	273
	Goldman Sachs Group Inc.	3.691%	6/5/28	850	813
	Goldman Sachs Group Inc.	4.482%	8/23/28	560	548
	Goldman Sachs Group Inc.	6.484%	10/24/29	1,600	1,685
	Golub Capital BDC Inc.	7.050%	12/5/28	1,210	1,239
	Hanover Insurance Group Inc.	4.500%	4/15/26	300	295
	Horace Mann Educators Corp.	7.250%	9/15/28	647	692
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/31	65	65
	HSBC Holdings plc	4.250%	8/18/25	1,120	1,097
	HSBC Holdings plc	4.300%	3/8/26	770	756
	HSBC Holdings plc	1.645%	4/18/26	2,340	2,242
	HSBC Holdings plc	3.900%	5/25/26	1,248	1,215
	HSBC Holdings plc	2.099%	6/4/26	2,521	2,417

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	4.292%	9/12/26	2,030	1,992
	HSBC Holdings plc	1.589%	5/24/27	2,600	2,392
[9]	HSBC Holdings plc	1.750%	7/24/27	200	233
	HSBC Holdings plc	5.887%	8/14/27	1,000	1,008
	HSBC Holdings plc	2.251%	11/22/27	1,160	1,069
	HSBC Holdings plc	4.041%	3/13/28	2,320	2,236
	HSBC Holdings plc	4.755%	6/9/28	1,700	1,666
	HSBC Holdings plc	5.210%	8/11/28	1,680	1,676
	HSBC Holdings plc	2.013%	9/22/28	350	313
	HSBC Holdings plc	7.390%	11/3/28	2,350	2,499
	HSBC Holdings plc	6.161%	3/9/29	1,641	1,685
	HSBC Holdings plc	4.583%	6/19/29	620	601
	HSBC Holdings plc	2.206%	8/17/29	1,290	1,131
	HSBC USA Inc.	5.294%	3/4/27	2,150	2,162
	Huntington Bancshares Inc.	4.443%	8/4/28	1,453	1,402
	Huntington Bancshares Inc.	6.208%	8/21/29	3,080	3,154
	Huntington National Bank	4.008%	5/16/25	650	647
	Huntington National Bank	5.699%	11/18/25	780	774
	Huntington National Bank	4.552%	5/17/28	300	291
	ING Groep NV	3.950%	3/29/27	400	386
	ING Groep NV	1.726%	4/1/27	237	220
	ING Groep NV	6.083%	9/11/27	373	378
	ING Groep NV	4.550%	10/2/28	576	564
	Intercontinental Exchange Inc.	3.750%	12/1/25	937	916
	Intercontinental Exchange Inc.	4.000%	9/15/27	1,720	1,671
	Invesco Finance plc	3.750%	1/15/26	406	396
[8]	JAB Holdings BV	1.000%	12/20/27	900	887
	Jefferies Financial Group Inc.	5.875%	7/21/28	740	754
	JPMorgan Chase & Co.	2.950%	10/1/26	81	77
	JPMorgan Chase & Co.	1.045%	11/19/26	3,319	3,095
	JPMorgan Chase & Co.	4.125%	12/15/26	688	671
	JPMorgan Chase & Co.	1.040%	2/4/27	2,150	1,988
	JPMorgan Chase & Co.	1.578%	4/22/27	2,799	2,595
	JPMorgan Chase & Co.	1.470%	9/22/27	1,495	1,364
	JPMorgan Chase & Co.	5.040%	1/23/28	1,080	1,076
	JPMorgan Chase & Co.	3.782%	2/1/28	2,105	2,027
	JPMorgan Chase & Co.	2.947%	2/24/28	155	146
	JPMorgan Chase & Co.	4.323%	4/26/28	2,054	2,007
	JPMorgan Chase & Co.	3.540%	5/1/28	760	726
	JPMorgan Chase & Co.	2.182%	6/1/28	1,200	1,098
	JPMorgan Chase & Co.	4.005%	4/23/29	1,850	1,772
	JPMorgan Chase & Co.	2.069%	6/1/29	570	505
	JPMorgan Chase & Co.	4.203%	7/23/29	1,380	1,331
	JPMorgan Chase & Co.	6.087%	10/23/29	910	945
	JPMorgan Chase & Co.	5.012%	1/23/30	1,560	1,553
	JPMorgan Chase Bank NA	5.110%	12/8/26	3,240	3,248
	KeyBank NA	4.700%	1/26/26	750	733
	KeyBank NA	5.850%	11/15/27	1,250	1,238
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	135	133
	Lloyds Banking Group plc	4.582%	12/10/25	1,295	1,269
	Lloyds Banking Group plc	4.716%	8/11/26	898	887
	Lloyds Banking Group plc	3.750%	1/11/27	1,000	961
	Lloyds Banking Group plc	1.627%	5/11/27	545	502
	Lloyds Banking Group plc	5.985%	8/7/27	1,050	1,060
	Lloyds Banking Group plc	3.750%	3/18/28	550	527
	Lloyds Banking Group plc	5.871%	3/6/29	360	366

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,11]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 2.000%	6.354%	3/17/29	640	422
	LPL Holdings Inc.	6.750%	11/17/28	420	440
[3]	Lseg US Fin Corp.	4.875%	3/28/27	740	737
	M&T Bank Corp.	4.553%	8/16/28	3,946	3,766
	M&T Bank Corp.	7.413%	10/30/29	7,256	7,653
[3]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	55	56
[5,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.550%	5.904%	6/17/31	110	72
[5,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	7.240%	5/28/30	1,060	703
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	460	456
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	3,910	3,824
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	3,661	3,528
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	531	505
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	465	440
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	2,845	2,620
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	760	695
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	1,760	1,631
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	600	598
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	160	161
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	1,300	1,313
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	1,700	1,712
	Mizuho Financial Group Inc.	1.234%	5/22/27	1,112	1,021
	Mizuho Financial Group Inc.	1.554%	7/9/27	1,260	1,158
	Mizuho Financial Group Inc.	5.667%	5/27/29	823	837
	Morgan Stanley	5.000%	11/24/25	1,000	994
	Morgan Stanley	3.875%	1/27/26	1,779	1,738
	Morgan Stanley	3.125%	7/27/26	395	378
	Morgan Stanley	4.350%	9/8/26	1,505	1,472
	Morgan Stanley	6.138%	10/16/26	1,216	1,230
	Morgan Stanley	3.625%	1/20/27	1,950	1,883
[5,8]	Morgan Stanley	4.585%	3/19/27	500	541
	Morgan Stanley	3.950%	4/23/27	1,281	1,237
	Morgan Stanley	1.593%	5/4/27	2,005	1,854
	Morgan Stanley	1.512%	7/20/27	2,450	2,248
	Morgan Stanley	2.475%	1/21/28	2,875	2,674
	Morgan Stanley	4.210%	4/20/28	900	874
[5]	Morgan Stanley	3.591%	7/22/28	600	570
	Morgan Stanley	6.296%	10/18/28	3,100	3,208
	Morgan Stanley	3.772%	1/24/29	1,000	951
	Morgan Stanley	5.123%	2/1/29	2,160	2,155
	Morgan Stanley	5.164%	4/20/29	4,690	4,686
	Morgan Stanley	5.449%	7/20/29	1,120	1,129
	Morgan Stanley	6.407%	11/1/29	940	985
	Morgan Stanley	5.173%	1/16/30	1,300	1,301
[8]	Morgan Stanley	3.790%	3/21/30	200	217
	Morgan Stanley Bank NA	4.754%	4/21/26	1,531	1,521
	Morgan Stanley Bank NA	5.882%	10/30/26	1,500	1,528
	Morgan Stanley Bank NA	4.952%	1/14/28	1,500	1,493
	Nasdaq Inc.	5.650%	6/28/25	3,750	3,762
	Nasdaq Inc.	5.350%	6/28/28	3,000	3,041
	National Australia Bank Ltd.	4.787%	1/10/29	770	769
	National Bank of Canada	5.600%	12/18/28	1,140	1,159
[3]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/26	190	186
	NatWest Group plc	5.847%	3/2/27	1,160	1,165
	NatWest Group plc	1.642%	6/14/27	660	607
	NatWest Group plc	5.583%	3/1/28	1,150	1,156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NatWest Group plc	3.073%	5/22/28	340	317
	NatWest Group plc	5.516%	9/30/28	625	625
	NatWest Group plc	4.892%	5/18/29	430	421
	NatWest Group plc	3.754%	11/1/29	1,180	1,161
	NatWest Group plc	5.076%	1/27/30	420	413
[9]	NatWest Group plc	3.622%	8/14/30	400	490
[9]	NatWest Group plc	2.105%	11/28/31	200	229
[8]	NatWest Markets plc	0.125%	11/12/25	300	306
	Nomura Holdings Inc.	1.851%	7/16/25	300	286
	Nomura Holdings Inc.	2.329%	1/22/27	950	875
	Nomura Holdings Inc.	5.386%	7/6/27	600	599
	Nomura Holdings Inc.	5.842%	1/18/28	690	702
	Nomura Holdings Inc.	6.070%	7/12/28	977	1,006
	Nomura Holdings Inc.	2.172%	7/14/28	53	47
	OneMain Finance Corp.	3.500%	1/15/27	75	70
	OneMain Finance Corp.	3.875%	9/15/28	40	36
[3,7]	Panther Escrow Issuer LLC	7.125%	6/1/31	80	81
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	2,260	2,108
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.750%	5/24/26	1,270	1,279
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/27	540	541
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	70	71
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	1,105	1,138
[9]	Phoenix Group Holdings plc	6.625%	12/18/25	775	991
	PNC Financial Services Group Inc.	5.812%	6/12/26	950	953
	PNC Financial Services Group Inc.	4.758%	1/26/27	3,128	3,100
	PNC Financial Services Group Inc.	6.615%	10/20/27	1,970	2,027
	PNC Financial Services Group Inc.	5.300%	1/21/28	870	871
	PNC Financial Services Group Inc.	5.354%	12/2/28	1,945	1,953
	PNC Financial Services Group Inc.	5.582%	6/12/29	8,690	8,795
	Principal Financial Group Inc.	3.100%	11/15/26	175	167
	Progressive Corp.	2.500%	3/15/27	1,317	1,235
[3]	Protective Life Global Funding	1.618%	4/15/26	670	622
[8]	Raiffeisen Schweiz Genossenschaft	5.230%	11/1/27	200	226
	Regions Financial Corp.	1.800%	8/12/28	270	233
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	90	83
[9]	Rothesay Life plc	8.000%	10/30/25	645	837
[9]	Rothesay Life plc	3.375%	7/12/26	100	121
	Royal Bank of Canada	1.150%	7/14/26	644	590
	Royal Bank of Canada	1.400%	11/2/26	676	618
	Royal Bank of Canada	4.875%	1/19/27	750	748
	Royal Bank of Canada	3.625%	5/4/27	560	539
	Royal Bank of Canada	4.240%	8/3/27	300	293
	Royal Bank of Canada	6.000%	11/1/27	1,870	1,933
	Royal Bank of Canada	4.900%	1/12/28	1,630	1,630
	Royal Bank of Canada	5.200%	8/1/28	920	930
	Royal Bank of Canada	4.950%	2/1/29	750	750
	Santander Holdings USA Inc.	6.499%	3/9/29	244	250
	Santander Holdings USA Inc.	6.174%	1/9/30	1,131	1,142
	Santander UK Group Holdings plc	1.532%	8/21/26	605	570
	Santander UK Group Holdings plc	6.833%	11/21/26	1,730	1,758
	Santander UK Group Holdings plc	1.673%	6/14/27	2,460	2,250
	Santander UK Group Holdings plc	2.469%	1/11/28	929	853
	Santander UK Group Holdings plc	6.534%	1/10/29	730	754

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Sixth Street Lending Partners	6.500%	3/11/29	930	930
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	300	277
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	1,140	1,171
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	600	597
[5,11]	Standard Chartered plc, 3M Australian Bank Bill Rate + 1.850%	6.194%	6/28/25	750	490
[3]	Starwood Property Trust Inc.	7.250%	4/1/29	15	15
	State Street Corp.	4.993%	3/18/27	1,850	1,853
	State Street Corp.	5.820%	11/4/28	486	500
	State Street Corp.	5.684%	11/21/29	70	72
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	160	161
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	1,550	1,511
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	860	873
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	2,240	2,122
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,660	1,518
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	680	652
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	600	555
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	650	618
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	1,260	1,285
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	370	381
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	470	412
[5,11]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	5.601%	10/16/24	529	345
[8]	Swedbank AB	3.625%	8/23/32	300	316
	Synchrony Bank	5.400%	8/22/25	900	892
	Synchrony Financial	4.500%	7/23/25	1,006	986
	Synchrony Financial	3.700%	8/4/26	735	698
	Synovus Bank	5.625%	2/15/28	840	816
	Toronto-Dominion Bank	1.200%	6/3/26	930	856
	Toronto-Dominion Bank	5.532%	7/17/26	1,950	1,967
	Toronto-Dominion Bank	1.250%	9/10/26	1,540	1,405
	Toronto-Dominion Bank	5.264%	12/11/26	187	188
	Toronto-Dominion Bank	2.800%	3/10/27	3,495	3,290
	Toronto-Dominion Bank	4.980%	4/5/27	960	958
	Toronto-Dominion Bank	4.108%	6/8/27	1,560	1,518
	Toronto-Dominion Bank	5.156%	1/10/28	1,865	1,877
	Toronto-Dominion Bank	5.523%	7/17/28	1,920	1,961
	Toronto-Dominion Bank	4.994%	4/5/29	1,790	1,789
	Toronto-Dominion Bank	3.625%	9/15/31	460	440
	Trinity Acquisition plc	4.400%	3/15/26	40	39
	Truist Bank	3.625%	9/16/25	845	822
	Truist Financial Corp.	6.047%	6/8/27	2,693	2,729
	Truist Financial Corp.	4.873%	1/26/29	3,375	3,316
	Truist Financial Corp.	7.161%	10/30/29	630	672
	U.S. Bancorp	2.215%	1/27/28	560	516
	UBS AG	5.650%	9/11/28	3,190	3,266
[3]	UBS Group AG	4.282%	1/9/28	2,210	2,132
[3]	UBS Group AG	5.428%	2/8/30	5,890	5,895
[3]	United Wholesale Mortgage LLC	5.500%	11/15/25	255	253
	US Bancorp	5.727%	10/21/26	1,409	1,417
	US Bancorp	4.548%	7/22/28	5,680	5,566
	US Bancorp	4.653%	2/1/29	2,500	2,447
	US Bancorp	5.775%	6/12/29	2,000	2,035
	US Bancorp	5.384%	1/23/30	1,730	1,738
	Voya Financial Inc.	3.650%	6/15/26	440	424
[12,13]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	517	—
	Wells Fargo & Co.	3.550%	9/29/25	2,392	2,332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	3.000%	4/22/26	2,180	2,085
	Wells Fargo & Co.	2.188%	4/30/26	2,116	2,038
	Wells Fargo & Co.	4.100%	6/3/26	3,795	3,694
	Wells Fargo & Co.	3.000%	10/23/26	2,730	2,584
[8]	Wells Fargo & Co.	1.375%	10/26/26	1,410	1,439
	Wells Fargo & Co.	3.196%	6/17/27	1,414	1,350
	Wells Fargo & Co.	4.300%	7/22/27	800	779
	Wells Fargo & Co.	3.526%	3/24/28	3,535	3,364
	Wells Fargo & Co.	3.584%	5/22/28	3,515	3,340
	Wells Fargo & Co.	2.393%	6/2/28	2,159	1,976
	Wells Fargo & Co.	4.808%	7/25/28	2,658	2,619
	Wells Fargo & Co.	5.574%	7/25/29	3,570	3,610
	Wells Fargo & Co.	6.303%	10/23/29	750	781
	Wells Fargo Bank NA	5.450%	8/7/26	1,240	1,248
	Wells Fargo Bank NA	5.254%	12/11/26	3,430	3,443
	Westpac Banking Corp.	5.535%	11/17/28	1,130	1,161
	Westpac Banking Corp.	2.894%	2/4/30	1,716	1,669
	Westpac Banking Corp.	4.322%	11/23/31	925	892
[5,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	5.577%	11/11/27	1,200	793
[5,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	5.906%	1/29/31	600	392
	Willis North America Inc.	4.650%	6/15/27	725	713
	Willis North America Inc.	4.500%	9/15/28	490	478
					593,714
Health Care (9.5%)
	AbbVie Inc.	3.200%	5/14/26	1,050	1,013
	AbbVie Inc.	2.950%	11/21/26	8,375	7,972
	AbbVie Inc.	4.800%	3/15/27	17,090	17,096
	AbbVie Inc.	4.250%	11/14/28	747	734
	AbbVie Inc.	4.800%	3/15/29	14,490	14,519
[3]	Alcon Finance Corp.	2.750%	9/23/26	650	614
[8]	American Medical Systems Europe BV	3.375%	3/8/29	500	541
	Amgen Inc.	2.200%	2/21/27	1,658	1,534
	Amgen Inc.	3.200%	11/2/27	363	343
	Amgen Inc.	5.150%	3/2/28	6,870	6,916
	Astrazeneca Finance LLC	1.200%	5/28/26	2,920	2,697
	Astrazeneca Finance LLC	4.800%	2/26/27	3,445	3,443
	Astrazeneca Finance LLC	4.875%	3/3/28	1,735	1,739
	Astrazeneca Finance LLC	1.750%	5/28/28	330	293
	Astrazeneca Finance LLC	4.850%	2/26/29	2,200	2,207
	Baxalta Inc.	4.000%	6/23/25	1,200	1,180
	Baxter International Inc.	1.915%	2/1/27	6,585	6,011
	Baxter International Inc.	2.272%	12/1/28	2,455	2,165
	Becton Dickinson & Co.	3.700%	6/6/27	2,870	2,757
	Becton Dickinson & Co.	4.693%	2/13/28	755	747
	Becton Dickinson & Co.	4.874%	2/8/29	1,550	1,541
	Boston Scientific Corp.	1.900%	6/1/25	1,360	1,307
	Bristol-Myers Squibb Co.	4.950%	2/20/26	1,230	1,230
	Bristol-Myers Squibb Co.	4.900%	2/22/27	645	647
	Bristol-Myers Squibb Co.	3.900%	2/20/28	2,145	2,082
	Bristol-Myers Squibb Co.	4.900%	2/22/29	1,685	1,694
	Cardinal Health Inc.	3.410%	6/15/27	40	38
	Cardinal Health Inc.	5.125%	2/15/29	1,500	1,503
[3]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	155	148
	Cencora Inc.	3.450%	12/15/27	608	578
	Centene Corp.	4.250%	12/15/27	270	257
	Centene Corp.	2.450%	7/15/28	735	652

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	CHS/Community Health Systems Inc.	8.000%	3/15/26	79	79
[3]	CHS/Community Health Systems Inc.	5.625%	3/15/27	40	37
	Cigna Group	4.500%	2/25/26	66	65
	Cigna Group	1.250%	3/15/26	291	270
	Cigna Group	3.400%	3/1/27	2,000	1,916
	Cigna Group	4.375%	10/15/28	1,190	1,161
	CommonSpirit Health	1.547%	10/1/25	1,075	1,011
[3]	CSL Finance plc	3.850%	4/27/27	320	309
	CVS Health Corp.	3.875%	7/20/25	1,695	1,664
	CVS Health Corp.	5.000%	2/20/26	1,745	1,739
	CVS Health Corp.	2.875%	6/1/26	800	762
	CVS Health Corp.	3.000%	8/15/26	1,500	1,430
	CVS Health Corp.	3.625%	4/1/27	4,105	3,949
	CVS Health Corp.	1.300%	8/21/27	1,832	1,625
	CVS Health Corp.	4.300%	3/25/28	7,058	6,887
	CVS Health Corp.	5.000%	1/30/29	1,300	1,302
	Elevance Health Inc.	5.350%	10/15/25	400	400
	Elevance Health Inc.	1.500%	3/15/26	1,605	1,495
	Elevance Health Inc.	4.101%	3/1/28	1,360	1,322
	Eli Lilly & Co.	4.500%	2/9/29	555	553
	GE HealthCare Technologies Inc.	5.600%	11/15/25	4,855	4,871
	GE HealthCare Technologies Inc.	5.650%	11/15/27	4,425	4,505
	Gilead Sciences Inc.	3.650%	3/1/26	3,120	3,039
	Gilead Sciences Inc.	2.950%	3/1/27	260	247
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	1,970	1,914
	HCA Inc.	5.250%	4/15/25	1,700	1,693
	HCA Inc.	5.875%	2/15/26	375	377
	HCA Inc.	5.250%	6/15/26	1,740	1,735
	HCA Inc.	4.500%	2/15/27	1,463	1,434
	HCA Inc.	3.125%	3/15/27	1,155	1,092
[3]	Highmark Inc.	1.450%	5/10/26	1,460	1,335
	Humana Inc.	4.500%	4/1/25	835	826
	Humana Inc.	1.350%	2/3/27	250	225
	Humana Inc.	5.750%	3/1/28	1,935	1,979
[3]	LifePoint Health Inc.	11.000%	10/15/30	45	48
	McKesson Corp.	0.900%	12/3/25	1,000	931
	McKesson Corp.	1.300%	8/15/26	1,650	1,510
	McKesson Corp.	3.950%	2/16/28	966	935
	Merck & Co. Inc.	1.700%	6/10/27	1,535	1,399
	Merck & Co. Inc.	1.900%	12/10/28	241	214
[3]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	30	28
[3]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.125%	4/30/31	75	66
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/26	13,939	13,797
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/28	13,425	13,231
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	280	262
	Quest Diagnostics Inc.	3.450%	6/1/26	100	97
[3]	Roche Holdings Inc.	2.314%	3/10/27	1,790	1,672
[3]	Roche Holdings Inc.	4.790%	3/8/29	4,545	4,557
	Royalty Pharma plc	1.200%	9/2/25	1,300	1,224
	Royalty Pharma plc	1.750%	9/2/27	1,000	893
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	4,970	4,750
[3]	Star Parent Inc.	9.000%	10/1/30	57	60
	Stryker Corp.	3.375%	11/1/25	40	39
	Stryker Corp.	3.650%	3/7/28	31	30
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	333	334

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tenet Healthcare Corp.	4.250%	6/1/29	38	35
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	30	28
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	20	19
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	15	14
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	975	979
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	1,216	1,217
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	990	999
	UnitedHealth Group Inc.	3.850%	6/15/28	550	533
	UnitedHealth Group Inc.	3.875%	12/15/28	360	347
	UnitedHealth Group Inc.	4.250%	1/15/29	1,020	1,000
	Utah Acquisition Sub Inc.	3.950%	6/15/26	3,310	3,197
	Viatris Inc.	1.650%	6/22/25	2,024	1,925
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	2,420	2,326
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	1,345	1,364
	Zoetis Inc.	4.500%	11/13/25	1,200	1,186
	Zoetis Inc.	5.400%	11/14/25	935	936
	Zoetis Inc.	3.000%	9/12/27	790	740
					202,368
Industrials (6.3%)
[3]	Air Canada	3.875%	8/15/26	50	48
	Amphenol Corp.	4.750%	3/30/26	430	427
[3]	BAE Systems plc	5.000%	3/26/27	1,190	1,187
[3]	BAE Systems plc	5.125%	3/26/29	720	723
	Boeing Co.	4.875%	5/1/25	7,340	7,257
	Boeing Co.	2.600%	10/30/25	308	293
	Boeing Co.	2.750%	2/1/26	5,400	5,120
	Boeing Co.	2.196%	2/4/26	16,179	15,148
	Boeing Co.	2.250%	6/15/26	190	176
	Boeing Co.	2.700%	2/1/27	539	496
	Boeing Co.	3.250%	2/1/28	1,185	1,091
[3]	Bombardier Inc.	7.250%	7/1/31	60	60
[11]	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	400	258
	Canadian Pacific Railway Co.	1.750%	12/2/26	1,090	1,001
	Canadian Pacific Railway Co.	4.000%	6/1/28	1,135	1,094
[3]	Cargo Aircraft Management Inc.	4.750%	2/1/28	40	36
	Carrier Global Corp.	5.800%	11/30/25	1,640	1,651
	CNH Industrial Capital LLC	1.875%	1/15/26	2,487	2,340
	CNH Industrial Capital LLC	1.450%	7/15/26	1,630	1,496
	CNH Industrial Capital LLC	4.550%	4/10/28	700	686
	CNH Industrial Capital LLC	5.500%	1/12/29	930	944
	CSX Corp.	3.800%	3/1/28	548	530
	Cummins Inc.	4.900%	2/20/29	670	674
[3]	Daimler Truck Finance North America LLC	5.600%	8/8/25	1,290	1,291
[3]	Daimler Truck Finance North America LLC	5.125%	1/19/28	530	531
[3]	Daimler Truck Finance North America LLC	5.400%	9/20/28	1,050	1,066
[3,4]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	4,305	4,210
[8]	Deutsche Lufthansa AG	2.875%	5/16/27	400	418
	Dover Corp.	3.150%	11/15/25	210	203
	Emerson Electric Co.	1.800%	10/15/27	500	452
[3]	EMRLD Borrower LP / Emerald Co.-Issuer Inc.	6.625%	12/15/30	30	30
[3,7]	Esab Corp.	6.250%	4/15/29	30	30
	FedEx Corp.	3.400%	2/15/28	544	516
[3]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	35	31
[8]	Fortive Corp.	3.700%	8/15/29	700	759

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Gates Global LLC / Gates Corp.	6.250%	1/15/26	140	140
	General Dynamics Corp.	3.500%	4/1/27	1,195	1,154
	General Dynamics Corp.	2.625%	11/15/27	305	283
[9]	Heathrow Funding Ltd.	6.750%	12/3/28	285	373
	Hillenbrand Inc.	6.250%	2/15/29	105	106
	Honeywell International Inc.	4.875%	9/1/29	1,310	1,319
[8]	Honeywell International Inc.	3.375%	3/1/30	600	648
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	2,105	2,064
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	1,179	1,108
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	92	80
[3]	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.000%	2/15/29	40	41
	Ingersoll Rand Inc.	5.400%	8/14/28	300	304
	John Deere Capital Corp.	4.500%	1/8/27	780	774
	John Deere Capital Corp.	2.350%	3/8/27	1,110	1,037
	John Deere Capital Corp.	2.800%	9/8/27	50	47
	John Deere Capital Corp.	4.150%	9/15/27	2,811	2,761
	John Deere Capital Corp.	4.750%	1/20/28	2,420	2,424
	John Deere Capital Corp.	4.500%	1/16/29	1,620	1,603
	L3Harris Technologies Inc.	3.832%	4/27/25	155	152
	L3Harris Technologies Inc.	3.850%	12/15/26	780	755
	L3Harris Technologies Inc.	5.400%	1/15/27	2,790	2,809
	L3Harris Technologies Inc.	4.400%	6/15/28	23	22
	L3Harris Technologies Inc.	5.050%	6/1/29	1,860	1,854
	Lennox International Inc.	1.350%	8/1/25	230	217
	Lennox International Inc.	1.700%	8/1/27	200	179
	Lockheed Martin Corp.	5.100%	11/15/27	560	567
	Lockheed Martin Corp.	4.450%	5/15/28	910	901
	Lockheed Martin Corp.	4.500%	2/15/29	1,550	1,537
[11]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	1,150	704
[3]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	6,511	6,557
	MISC Capital Two Labuan Ltd.	3.750%	4/6/27	205	195
[3]	Mueller Water Products Inc.	4.000%	6/15/29	110	100
	Norfolk Southern Corp.	3.650%	8/1/25	270	264
	Norfolk Southern Corp.	2.900%	6/15/26	520	497
	Northrop Grumman Corp.	3.250%	1/15/28	2,338	2,209
	Northrop Grumman Corp.	4.600%	2/1/29	4,699	4,648
	Otis Worldwide Corp.	2.056%	4/5/25	1,955	1,890
	Otis Worldwide Corp.	5.250%	8/16/28	1,315	1,334
[11]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	370	241
	Parker-Hannifin Corp.	3.250%	3/1/27	60	57
	Parker-Hannifin Corp.	4.250%	9/15/27	1,370	1,343
[11]	Qantas Airways Ltd.	4.750%	10/12/26	210	136
[11]	Qantas Airways Ltd.	3.150%	9/27/28	350	208
[3]	Regal Rexnord Corp.	6.050%	4/15/28	465	472
	Republic Services Inc.	0.875%	11/15/25	500	466
	Republic Services Inc.	2.900%	7/1/26	140	134
	Republic Services Inc.	3.375%	11/15/27	875	832
	Republic Services Inc.	4.875%	4/1/29	910	912
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	35	32
[3]	Rolls-Royce plc	3.625%	10/14/25	120	116
[3]	Rolls-Royce plc	5.750%	10/15/27	70	70
	RTX Corp.	3.950%	8/16/25	3,058	3,007
	RTX Corp.	5.000%	2/27/26	960	958
	RTX Corp.	5.750%	11/8/26	3,670	3,727
	RTX Corp.	3.500%	3/15/27	1,349	1,296
	RTX Corp.	3.125%	5/4/27	985	933

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RTX Corp.	4.125%	11/16/28	125	121
	RTX Corp.	5.750%	1/15/29	970	1,004
	Ryder System Inc.	1.750%	9/1/26	710	654
	Ryder System Inc.	2.850%	3/1/27	1,167	1,095
	Ryder System Inc.	5.300%	3/15/27	830	836
	Ryder System Inc.	5.650%	3/1/28	540	550
	Ryder System Inc.	5.250%	6/1/28	925	929
	Ryder System Inc.	6.300%	12/1/28	2,450	2,567
	Ryder System Inc.	5.375%	3/15/29	1,310	1,321
[3]	Sensata Technologies BV	5.000%	10/1/25	65	64
[3]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	600	536
	Southwest Airlines Co.	5.250%	5/4/25	1,265	1,260
	Southwest Airlines Co.	3.000%	11/15/26	200	189
	Southwest Airlines Co.	5.125%	6/15/27	2,331	2,327
	Southwest Airlines Co.	3.450%	11/16/27	541	509
	Stanley Black & Decker Inc.	3.400%	3/1/26	630	608
[3]	TransDigm Inc.	6.750%	8/15/28	65	66
[3]	TransDigm Inc.	6.375%	3/1/29	295	296
[8]	Traton Finance Luxembourg SA	4.000%	9/16/25	800	863
[3]	Triumph Group Inc.	9.000%	3/15/28	79	83
	Tyco Electronics Group SA	4.500%	2/13/26	1,500	1,485
	Tyco Electronics Group SA	3.700%	2/15/26	490	478
	Tyco Electronics Group SA	3.125%	8/15/27	1,025	970
	Union Pacific Corp.	3.000%	4/15/27	615	585
[4]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/29	84	84
[4]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	167	164
[3]	United Airlines Inc.	4.375%	4/15/26	135	131
[3]	United Airlines Inc.	4.625%	4/15/29	17	16
[3]	Veralto Corp.	5.500%	9/18/26	1,430	1,435
[3]	Veralto Corp.	5.350%	9/18/28	600	610
	Waste Management Inc.	3.150%	11/15/27	1,000	948
	Waste Management Inc.	1.150%	3/15/28	100	87
[3]	WESCO Distribution Inc.	6.375%	3/15/29	100	101
					133,842
Materials (2.3%)
	Air Products and Chemicals Inc.	4.600%	2/8/29	575	572
	Albemarle Corp.	4.650%	6/1/27	500	491
	ArcelorMittal SA	4.550%	3/11/26	475	468
	ArcelorMittal SA	6.550%	11/29/27	131	136
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	55	53
	Berry Global Inc.	1.570%	1/15/26	4,117	3,854
[3]	Berry Global Inc.	4.500%	2/15/26	75	73
[3]	Berry Global Inc.	4.875%	7/15/26	458	449
	Berry Global Inc.	1.650%	1/15/27	1,075	975
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	2,565	2,556
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	4,570	4,558
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	1,500	1,516
[3]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	133	134
[3]	Canpack SA / Canpack US LLC	3.875%	11/15/29	55	49
	Celanese US Holdings LLC	6.350%	11/15/28	940	975
[3]	Chemours Co.	5.750%	11/15/28	110	101
[3]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	1,200	1,151
	Corp. Nacional del Cobre de Chile	3.000%	9/30/29	700	620
	Dow Chemical Co.	4.550%	11/30/25	790	780

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DuPont de Nemours Inc.	4.493%	11/15/25	2,090	2,063
	EIDP Inc.	1.700%	7/15/25	460	439
	EIDP Inc.	4.500%	5/15/26	1,445	1,429
[3]	Element Solutions Inc.	3.875%	9/1/28	145	133
	FMC Corp.	5.150%	5/18/26	715	711
	FMC Corp.	3.200%	10/1/26	400	378
	Freeport Indonesia PT	4.763%	4/14/27	890	868
	Freeport-McMoRan Inc.	4.375%	8/1/28	650	626
[3]	Georgia-Pacific LLC	1.750%	9/30/25	2,375	2,255
[3]	Georgia-Pacific LLC	0.950%	5/15/26	2,940	2,695
[3]	Georgia-Pacific LLC	2.100%	4/30/27	1,770	1,625
[9]	Glencore Finance Europe Ltd.	3.125%	3/26/26	400	484
[3]	Graphic Packaging International LLC	3.500%	3/15/28	20	19
[3]	Hudbay Minerals Inc.	4.500%	4/1/26	75	72
	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.750%	5/15/25	1,102	1,088
[3]	Kaiser Aluminum Corp.	4.625%	3/1/28	85	80
	LYB International Finance III LLC	1.250%	10/1/25	1,809	1,699
	Mosaic Co.	5.375%	11/15/28	570	577
[3]	Newmont Corp./Newcrest Finance Pty. Ltd.	5.300%	3/15/26	3,040	3,048
[3]	NOVA Chemicals Corp.	9.000%	2/15/30	170	176
	Nucor Corp.	2.000%	6/1/25	831	799
	Nucor Corp.	4.300%	5/23/27	500	490
	Nutrien Ltd.	3.000%	4/1/25	1,065	1,038
	Nutrien Ltd.	5.950%	11/7/25	605	610
	Nutrien Ltd.	4.900%	3/27/28	1,845	1,837
[3]	Olympus Water US Holding Corp.	9.750%	11/15/28	120	128
	PPG Industries Inc.	1.200%	3/15/26	935	867
	RPM International Inc.	3.750%	3/15/27	1,360	1,301
[3]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/28	325	326
	Sherwin-Williams Co.	4.250%	8/8/25	960	946
[3]	SNF Group SACA	3.125%	3/15/27	60	55
[3]	SNF Group SACA	3.375%	3/15/30	60	52
	Steel Dynamics Inc.	2.400%	6/15/25	530	510
	Westlake Corp.	3.600%	8/15/26	67	64
[3]	WR Grace Holdings LLC	5.625%	8/15/29	25	22
	WRKCo Inc.	3.375%	9/15/27	100	95
					49,116
Real Estate (3.7%)
[9]	Akelius Residential Property AB	2.375%	8/15/25	800	962
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	1,464	1,432
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	330	325
	American Tower Corp.	4.000%	6/1/25	1,060	1,041
	American Tower Corp.	4.400%	2/15/26	96	94
	American Tower Corp.	1.600%	4/15/26	2,920	2,713
	American Tower Corp.	1.450%	9/15/26	1,330	1,213
	American Tower Corp.	3.375%	10/15/26	1,040	994
[8]	American Tower Corp.	0.450%	1/15/27	563	557
	American Tower Corp.	2.750%	1/15/27	1,178	1,103
[8]	American Tower Corp.	0.400%	2/15/27	256	252
	American Tower Corp.	3.550%	7/15/27	575	546
	American Tower Corp.	3.600%	1/15/28	474	448
	American Tower Corp.	5.800%	11/15/28	510	522
	American Tower Corp.	3.950%	3/15/29	1,340	1,266
[8]	Aroundtown SA	0.625%	7/9/25	200	204
[8]	Aroundtown SA	3.375%	Perpetual	100	64
	AvalonBay Communities Inc.	2.950%	5/11/26	600	574
	AvalonBay Communities Inc.	2.900%	10/15/26	200	189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AvalonBay Communities Inc.	1.900%	12/1/28	39	34
[8]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	150	157
[8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	100	99
[8]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	200	195
[8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	200	186
[8]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	100	101
	Boston Properties LP	2.750%	10/1/26	492	459
	Boston Properties LP	6.750%	12/1/27	500	519
	Boston Properties LP	4.500%	12/1/28	180	171
	Brixmor Operating Partnership LP	3.900%	3/15/27	335	321
	Brixmor Operating Partnership LP	2.250%	4/1/28	240	213
	Camden Property Trust	5.850%	11/3/26	1,060	1,080
	COPT Defense Properties LP	2.250%	3/15/26	2,263	2,128
	COPT Defense Properties LP	2.000%	1/15/29	137	115
	Crown Castle Inc.	1.350%	7/15/25	1,060	1,006
	Crown Castle Inc.	4.450%	2/15/26	1,530	1,504
	Crown Castle Inc.	3.700%	6/15/26	2,200	2,125
	Crown Castle Inc.	1.050%	7/15/26	2,085	1,896
	Crown Castle Inc.	4.000%	3/1/27	210	203
	Crown Castle Inc.	2.900%	3/15/27	1,070	1,001
	Crown Castle Inc.	3.650%	9/1/27	48	46
	Crown Castle Inc.	5.000%	1/11/28	1,950	1,930
	Crown Castle Inc.	3.800%	2/15/28	330	313
	CubeSmart LP	4.000%	11/15/25	240	234
	CubeSmart LP	3.125%	9/1/26	95	90
	CubeSmart LP	2.250%	12/15/28	650	571
	CubeSmart LP	4.375%	2/15/29	484	465
[8]	Digital Dutch Finco BV	0.625%	7/15/25	420	434
	Digital Realty Trust LP	3.700%	8/15/27	575	549
	Digital Realty Trust LP	5.550%	1/15/28	1,730	1,742
	Equinix Inc.	1.450%	5/15/26	290	267
	Equinix Inc.	2.900%	11/18/26	680	638
	Equinix Inc.	1.800%	7/15/27	650	583
	Equinix Inc.	2.000%	5/15/28	400	352
	ERP Operating LP	3.375%	6/1/25	800	781
	ERP Operating LP	2.850%	11/1/26	246	233
	ERP Operating LP	4.150%	12/1/28	111	108
	Essex Portfolio LP	3.500%	4/1/25	350	343
	Essex Portfolio LP	3.625%	5/1/27	360	343
	Essex Portfolio LP	1.700%	3/1/28	300	263
	Extra Space Storage LP	5.700%	4/1/28	1,330	1,353
	Federal Realty OP LP	1.250%	2/15/26	510	472
	Federal Realty OP LP	3.250%	7/15/27	323	303
	Healthcare Realty Holdings LP	3.875%	5/1/25	200	196
	Healthcare Realty Holdings LP	3.750%	7/1/27	695	656
	Healthpeak OP LLC	4.000%	6/1/25	390	383
	Healthpeak OP LLC	1.350%	2/1/27	700	632
[8]	Heimstaden Bostad AB	1.125%	1/21/26	500	485
	Highwoods Realty LP	3.875%	3/1/27	762	720
	Highwoods Realty LP	4.125%	3/15/28	340	318
	Host Hotels & Resorts LP	4.000%	6/15/25	366	358
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	262	232
	Kilroy Realty LP	4.375%	10/1/25	190	186
	Kilroy Realty LP	4.750%	12/15/28	1,374	1,313

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kimco Realty OP LLC	2.800%	10/1/26	210	198
	Kimco Realty OP LLC	3.800%	4/1/27	316	304
[8]	Kojamo OYJ	1.500%	6/19/24	150	161
[8]	Logicor Financing Sarl	2.250%	5/13/25	145	153
	Mid-America Apartments LP	4.000%	11/15/25	300	294
	Mid-America Apartments LP	1.100%	9/15/26	1,045	948
	Mid-America Apartments LP	3.600%	6/1/27	106	102
	Mid-America Apartments LP	3.950%	3/15/29	1,104	1,062
	NNN REIT Inc.	4.000%	11/15/25	615	602
	NNN REIT Inc.	4.300%	10/15/28	60	58
	Omega Healthcare Investors Inc.	5.250%	1/15/26	1,080	1,073
	Omega Healthcare Investors Inc.	4.500%	4/1/27	150	145
	Omega Healthcare Investors Inc.	4.750%	1/15/28	380	367
[3]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	190
	Physicians Realty LP	4.300%	3/15/27	490	480
[8]	Prologis International Funding II SA	3.625%	3/7/30	200	214
	Prologis LP	3.250%	6/30/26	430	414
	Prologis LP	2.125%	4/15/27	580	534
	Prologis LP	3.375%	12/15/27	400	380
	Prologis LP	4.875%	6/15/28	1,480	1,482
	Prologis LP	3.875%	9/15/28	13	12
	Public Storage Operating Co.	1.500%	11/9/26	575	528
	Public Storage Operating Co.	1.850%	5/1/28	1,130	1,006
	Public Storage Operating Co.	5.125%	1/15/29	640	651
	Realty Income Corp.	4.625%	11/1/25	1,993	1,974
	Realty Income Corp.	0.750%	3/15/26	292	268
	Realty Income Corp.	4.875%	6/1/26	3,880	3,854
	Realty Income Corp.	4.125%	10/15/26	1,646	1,608
[9]	Realty Income Corp.	1.875%	1/14/27	182	210
	Realty Income Corp.	3.000%	1/15/27	480	454
	Realty Income Corp.	3.200%	1/15/27	205	194
[9]	Realty Income Corp.	1.125%	7/13/27	400	446
	Realty Income Corp.	2.200%	6/15/28	280	250
	Realty Income Corp.	4.750%	2/15/29	1,160	1,147
[8]	Realty Income Corp.	4.875%	7/6/30	119	136
	Regency Centers LP	3.600%	2/1/27	50	48
	Sabra Health Care LP	5.125%	8/15/26	758	752
	Simon Property Group LP	3.500%	9/1/25	1,605	1,567
	Simon Property Group LP	3.250%	11/30/26	800	765
	Simon Property Group LP	1.375%	1/15/27	1,050	955
	Store Capital LLC	4.500%	3/15/28	180	170
	Sun Communities Operating LP	2.300%	11/1/28	100	87
	Sun Communities Operating LP	5.500%	1/15/29	1,130	1,128
	UDR Inc.	2.950%	9/1/26	400	378
	Ventas Realty LP	3.250%	10/15/26	765	724
[3]	VICI Properties LP / VICI Note Co. Inc.	4.625%	6/15/25	276	272
	Welltower OP LLC	4.000%	6/1/25	2,218	2,180
	Welltower OP LLC	4.250%	4/1/26	195	191
	Welltower OP LLC	2.050%	1/15/29	1,390	1,212
	Welltower OP LLC	4.125%	3/15/29	255	244
[9]	Westfield America Management Ltd.	2.125%	3/30/25	200	243
					78,719
Technology (5.5%)
[3]	Black Knight InfoServ LLC	3.625%	9/1/28	1,200	1,134
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	2,910	2,819

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	350	331
	Broadcom Inc.	3.150%	11/15/25	1,560	1,509
	Broadcom Inc.	3.459%	9/15/26	917	882
[3]	Broadcom Inc.	1.950%	2/15/28	702	626
	Broadcom Inc.	4.110%	9/15/28	2,170	2,096
	Cisco Systems Inc.	4.800%	2/26/27	4,580	4,588
	Cisco Systems Inc.	4.850%	2/26/29	4,340	4,373
[3]	Cloud Software Group Inc.	6.500%	3/31/29	110	104
	Cotiviti Corp.	7.625%	2/21/31	35	35
	Dell International LLC / EMC Corp.	5.850%	7/15/25	1,970	1,980
	Dell International LLC / EMC Corp.	6.020%	6/15/26	4,807	4,870
	Dell International LLC / EMC Corp.	4.900%	10/1/26	1,500	1,490
	Dell International LLC / EMC Corp.	6.100%	7/15/27	310	319
	Dell International LLC / EMC Corp.	5.250%	2/1/28	1,335	1,351
	DXC Technology Co.	1.800%	9/15/26	1,330	1,211
	DXC Technology Co.	2.375%	9/15/28	940	817
[3]	Entegris Inc.	4.750%	4/15/29	120	115
	Equifax Inc.	2.600%	12/15/25	2,125	2,028
	Fidelity National Information Services Inc.	1.150%	3/1/26	570	528
[8]	Fidelity National Information Services Inc.	1.000%	12/3/28	200	192
	Fiserv Inc.	3.200%	7/1/26	1,905	1,826
	Fiserv Inc.	5.150%	3/15/27	1,870	1,876
	Fiserv Inc.	5.450%	3/2/28	1,800	1,823
	Fiserv Inc.	5.375%	8/21/28	1,130	1,141
	Global Payments Inc.	1.200%	3/1/26	2,677	2,477
	Global Payments Inc.	2.150%	1/15/27	3,230	2,979
[3]	GTCR W-2 Merger Sub LLC	7.500%	1/15/31	25	26
	HP Inc.	2.200%	6/17/25	2,920	2,809
	HP Inc.	1.450%	6/17/26	74	68
	HP Inc.	3.000%	6/17/27	650	611
	HP Inc.	4.750%	1/15/28	273	271
	Intel Corp.	4.875%	2/10/26	382	381
	Intel Corp.	3.750%	3/25/27	150	146
	Intel Corp.	3.150%	5/11/27	190	181
	Intel Corp.	3.750%	8/5/27	3,860	3,731
	Intel Corp.	4.875%	2/10/28	2,479	2,486
	International Business Machines Corp.	3.300%	5/15/26	4,565	4,404
	International Business Machines Corp.	4.500%	2/6/28	1,380	1,367
	Juniper Networks Inc.	1.200%	12/10/25	690	640
	NXP BV / NXP Funding LLC	5.350%	3/1/26	520	520
	NXP BV / NXP Funding LLC	5.550%	12/1/28	29	30
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.700%	5/1/25	400	388
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.400%	6/1/27	870	853
	Oracle Corp.	2.500%	4/1/25	4,228	4,101
	Oracle Corp.	2.950%	5/15/25	1,570	1,529
	Oracle Corp.	5.800%	11/10/25	1,330	1,341
	Oracle Corp.	1.650%	3/25/26	5,471	5,107
	Oracle Corp.	2.650%	7/15/26	3,202	3,031
	Oracle Corp.	2.800%	4/1/27	1,300	1,220
	Oracle Corp.	3.250%	11/15/27	1,150	1,083
	Oracle Corp.	2.300%	3/25/28	450	406
	Oracle Corp.	4.500%	5/6/28	2,360	2,325
	PayPal Holdings Inc.	3.900%	6/1/27	410	399
	QUALCOMM Inc.	3.250%	5/20/27	1,107	1,061
	Roper Technologies Inc.	3.800%	12/15/26	366	355
	S&P Global Inc.	2.450%	3/1/27	2,382	2,230
	Skyworks Solutions Inc.	1.800%	6/1/26	7,875	7,307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	SS&C Technologies Inc.	5.500%	9/30/27	80	78
	Teledyne Technologies Inc.	1.600%	4/1/26	2,650	2,467
	Teledyne Technologies Inc.	2.250%	4/1/28	867	780
	Texas Instruments Inc.	4.600%	2/8/29	950	952
[3]	UKG Inc.	6.875%	2/1/31	65	66
	Verisk Analytics Inc.	4.000%	6/15/25	3,080	3,025
	Verisk Analytics Inc.	4.125%	3/15/29	530	510
	VMware LLC	4.500%	5/15/25	4,929	4,881
	VMware LLC	1.400%	8/15/26	3,296	3,010
	VMware LLC	4.650%	5/15/27	138	136
	VMware LLC	3.900%	8/21/27	635	608
	VMware LLC	1.800%	8/15/28	2,957	2,577
	Western Digital Corp.	2.850%	2/1/29	150	131
	Workday Inc.	3.500%	4/1/27	1,350	1,292
					116,440
Utilities (6.5%)
	AEP Transmission Co. LLC	3.100%	12/1/26	580	552
	AES Corp.	5.450%	6/1/28	1,080	1,078
[5,11]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	5.363%	1/8/26	500	324
	Alabama Power Co.	3.750%	9/1/27	1,900	1,830
	Ameren Corp.	3.650%	2/15/26	260	252
	Ameren Corp.	5.700%	12/1/26	3,980	4,033
	Ameren Corp.	1.950%	3/15/27	1,084	997
	Ameren Corp.	1.750%	3/15/28	690	609
	Ameren Corp.	5.000%	1/15/29	4,990	4,967
	American Electric Power Co. Inc.	5.699%	8/15/25	1,130	1,132
	American Electric Power Co. Inc.	1.000%	11/1/25	325	303
	American Electric Power Co. Inc.	5.750%	11/1/27	916	937
	American Electric Power Co. Inc.	5.200%	1/15/29	1,130	1,132
[8]	Amprion GmbH	3.450%	9/22/27	400	431
[8]	Amprion GmbH	3.875%	9/7/28	200	220
[11]	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	920	548
[11]	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	380	239
[5,11]	Australian Gas Networks Ltd., 3M Australian Bank Bill Rate + 0.400%	4.743%	7/1/24	500	325
[3]	Calpine Corp.	4.500%	2/15/28	65	62
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	800	814
	CenterPoint Energy Inc.	1.450%	6/1/26	2,010	1,857
	CenterPoint Energy Inc.	5.250%	8/10/26	1,740	1,744
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	360	364
[3]	Clearway Energy Operating LLC	4.750%	3/15/28	230	219
	Consumers Energy Co.	4.650%	3/1/28	2,550	2,535
	Consumers Energy Co.	4.600%	5/30/29	1,263	1,249
[11]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	240	154
	Dominion Energy Inc.	1.450%	4/15/26	1,188	1,100
	Dominion Energy Inc.	2.850%	8/15/26	500	472
	Dominion Energy Inc.	4.250%	6/1/28	64	62
	DTE Electric Co.	4.850%	12/1/26	500	500
	DTE Energy Co.	1.050%	6/1/25	1,475	1,401
	DTE Energy Co.	2.850%	10/1/26	1,540	1,457
	DTE Energy Co.	4.875%	6/1/28	800	792
	DTE Energy Co.	5.100%	3/1/29	1,800	1,793
	Duke Energy Carolinas LLC	6.000%	12/1/28	8	8
	Duke Energy Corp.	0.900%	9/15/25	1,435	1,347
	Duke Energy Corp.	5.000%	12/8/25	870	867
	Duke Energy Corp.	2.650%	9/1/26	709	669
	Duke Energy Corp.	4.850%	1/5/27	1,370	1,364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Corp.	3.150%	8/15/27	21	20
	Duke Energy Corp.	5.000%	12/8/27	700	699
	Duke Energy Corp.	4.300%	3/15/28	1,095	1,070
[3]	East Ohio Gas Co.	1.300%	6/15/25	285	271
[3]	Electricite de France SA	5.700%	5/23/28	310	314
[3]	Electricite de France SA	4.500%	9/21/28	200	193
[8]	Elia Transmission Belgium SA	3.000%	4/7/29	200	211
[8]	Enel Finance International NV	0.000%	6/17/27	1,300	1,261
	Entergy Arkansas LLC	3.500%	4/1/26	272	264
	Entergy Corp.	0.900%	9/15/25	1,760	1,651
	Entergy Corp.	2.950%	9/1/26	3,470	3,296
	Entergy Corp.	1.900%	6/15/28	430	379
	Entergy Louisiana LLC	2.400%	10/1/26	1,200	1,124
	Evergy Kansas Central Inc.	2.550%	7/1/26	647	613
	Eversource Energy	0.800%	8/15/25	405	379
	Eversource Energy	4.750%	5/15/26	1,400	1,385
	Eversource Energy	1.400%	8/15/26	710	647
	Eversource Energy	2.900%	3/1/27	1,658	1,560
	Eversource Energy	4.600%	7/1/27	1,100	1,082
	Eversource Energy	5.450%	3/1/28	1,670	1,691
	Exelon Corp.	3.950%	6/15/25	715	702
	Exelon Corp.	3.400%	4/15/26	500	483
	Exelon Corp.	2.750%	3/15/27	1,404	1,315
	Exelon Corp.	5.150%	3/15/28	2,700	2,707
	Exelon Corp.	5.150%	3/15/29	940	943
	FirstEnergy Corp.	2.050%	3/1/25	165	158
	FirstEnergy Corp.	1.600%	1/15/26	370	344
	FirstEnergy Corp.	4.150%	7/15/27	115	110
	Georgia Power Co.	5.004%	2/23/27	550	551
	Georgia Power Co.	4.650%	5/16/28	3,490	3,455
	ITC Holdings Corp.	3.250%	6/30/26	300	287
[3]	ITC Holdings Corp.	4.950%	9/22/27	765	760
	ITC Holdings Corp.	3.350%	11/15/27	886	837
[3]	Metropolitan Edison Co.	5.200%	4/1/28	540	541
[3]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	350	337
	National Fuel Gas Co.	5.500%	1/15/26	295	294
	National Fuel Gas Co.	5.500%	10/1/26	725	725
[8]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	700	756
[9]	National Grid Electricity Distribution plc	3.500%	10/16/26	332	402
	National Grid plc	5.602%	6/12/28	1,020	1,040
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	417	395
[11]	Network Finance Co. Pty. Ltd.	2.579%	10/3/28	1,270	742
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	940	944
	NextEra Energy Capital Holdings Inc.	4.950%	1/29/26	1,970	1,961
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	870	797
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	1,000	987
[3]	NextEra Energy Operating Partners LP	4.250%	7/15/24	236	234
[3]	NextEra Energy Operating Partners LP	3.875%	10/15/26	5	5
	NiSource Inc.	5.250%	3/30/28	1,330	1,340
	NRG Energy Inc.	6.625%	1/15/27	47	47
	NSTAR Electric Co.	3.250%	11/15/25	290	280
	NSTAR Electric Co.	3.200%	5/15/27	1,375	1,313
	NTPC Ltd.	4.375%	11/26/24	200	198
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	292	273
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	1,790	1,751
	Pacific Gas and Electric Co.	3.500%	6/15/25	515	502

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pacific Gas and Electric Co.	3.450%	7/1/25	475	462
	Pacific Gas and Electric Co.	3.150%	1/1/26	4,112	3,953
	Pacific Gas and Electric Co.	2.100%	8/1/27	586	528
	Pacific Gas and Electric Co.	5.550%	5/15/29	2,590	2,612
	PacifiCorp	5.100%	2/15/29	980	987
[3]	Pennsylvania Electric Co.	5.150%	3/30/26	290	287
	PG&E Recovery Funding LLC	5.045%	7/15/34	778	780
	Public Service Enterprise Group Inc.	0.800%	8/15/25	1,647	1,548
	Public Service Enterprise Group Inc.	5.850%	11/15/27	2,440	2,499
	Public Service Enterprise Group Inc.	5.875%	10/15/28	2,240	2,307
	Public Service Enterprise Group Inc.	5.200%	4/1/29	1,400	1,400
	Puget Energy Inc.	3.650%	5/15/25	443	432
[3]	Rayburn Country Securitization LLC	2.307%	12/1/32	262	237
	Sempra	3.300%	4/1/25	1,040	1,017
	Southern California Edison Co.	3.700%	8/1/25	400	391
	Southern California Edison Co.	1.200%	2/1/26	200	186
	Southern California Edison Co.	5.350%	3/1/26	220	220
	Southern California Edison Co.	4.875%	2/1/27	1,920	1,914
	Southern California Edison Co.	5.300%	3/1/28	760	769
	Southern California Edison Co.	5.650%	10/1/28	830	854
	Southern California Gas Co.	2.600%	6/15/26	680	645
	Southern California Gas Co.	2.950%	4/15/27	825	778
	Southern Co.	5.150%	10/6/25	530	529
	Southern Co.	3.250%	7/1/26	350	336
	Southern Co.	5.113%	8/1/27	1,925	1,926
	Southern Co.	1.750%	3/15/28	30	27
	Southern Co.	4.850%	6/15/28	2,060	2,050
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	150	144
	Southern Power Co.	0.900%	1/15/26	300	278
	Southwestern Electric Power Co.	1.650%	3/15/26	1,230	1,147
	Southwestern Electric Power Co.	4.100%	9/15/28	640	613
	Tampa Electric Co.	4.900%	3/1/29	1,170	1,171
	Union Electric Co.	2.950%	6/15/27	535	504
[11]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	270	175
[11]	Victoria Power Networks Finance Pty. Ltd.	2.132%	4/21/28	600	349
	Virginia Electric and Power Co.	3.150%	1/15/26	680	657
	Virginia Electric and Power Co.	2.950%	11/15/26	1,630	1,549
	Virginia Electric and Power Co.	3.500%	3/15/27	800	768
	Virginia Electric and Power Co.	3.750%	5/15/27	800	771
	Virginia Electric and Power Co.	3.800%	4/1/28	540	518
[3]	Vistra Operations Co. LLC	5.500%	9/1/26	220	217
	WEC Energy Group Inc.	5.000%	9/27/25	920	915
	WEC Energy Group Inc.	4.750%	1/9/26	4,890	4,846
	WEC Energy Group Inc.	5.150%	10/1/27	1,045	1,046
	WEC Energy Group Inc.	4.750%	1/15/28	1,870	1,859
	Wisconsin Public Service Corp.	5.350%	11/10/25	1,000	1,004
	Xcel Energy Inc.	3.350%	12/1/26	735	697
	Xcel Energy Inc.	1.750%	3/15/27	1,175	1,059
	Xcel Energy Inc.	4.000%	6/15/28	1,320	1,258
					138,584
Total Corporate Bonds (Cost $1,845,655)					1,812,581
Floating Rate Loan Interests (0.4%)
[5]	1011778 BC Unlimited Liability Co. Term Loan B-5, TSFR1M + 2.250%	7.580%	9/20/30	75	75
[5,14]	Alterra Mountain Co.	—%	5/31/30	75	75
[5]	American Airlines Inc. Term Loan, TSFR3M + 4.750%	10.329%	4/20/28	218	226

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	9.676%	8/19/28	155	149
[5]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.250%	8.677%	5/10/27	214	212
[5]	Central Parent Inc. Term Loan B, TSFR3M + 4.000%	9.309%	7/6/29	105	105
[5]	Chemours Co. Term Loan B, TSFR1M + 3.500%	8.830%	8/18/28	209	208
[5]	Clarios Global LP Term Loan B, TSFR1M + 3.000%	8.330%	5/6/30	90	90
[5]	Cloud Software Group Inc. Term Loan B, TSFR3M + 4.500%	9.909%	3/30/29	100	99
[5,14]	Cotiviti Corp. Term Loan, TSFR1M + 3.250%	—%	2/21/31	15	15
[5]	DaVita Inc. Term Loan B, TSFR1M + 1.750%	7.191%	8/12/26	87	87
[5]	GTCR W Merger Sub LLC Term Loan B, TSFR1M + 3.000%	8.309%	1/31/31	35	35
[5]	Howden Group Holdings Ltd. Term Loan B, TSFR3M + 3.500%	8.807%	2/15/31	80	80
[5]	HUB International Ltd. Term Loan B, TSFR3M + 3.250%	8.574%	6/20/30	75	75
[5]	McAfee LLC Term Loan B, TSFR1M + 3.750%	9.176%	3/1/29	39	39
[5]	Medline Borrower LP Term Loan B, TSFR1M + 3.000%	8.441%	10/23/28	108	108
[5,14]	MI Windows and Doors LLC Term Loan, TSFR1M + 3.500%	—%	3/21/31	25	25
[5]	Mileage Plus Holdings LLC Term Loan B, TSFR3M + 5.250%	10.733%	6/21/27	75	77
[5]	NCR Atleos LLC Term Loan B, TSFR3M + 4.750%	10.163%	3/27/29	50	50
[5]	Oracle Corp. Term Loan A-1,TSFR1M + 1.600%	7.027%	8/16/27	5,000	4,994
[5]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 2.000%	7.610%	11/5/28	1,045	1,047
[5]	SkyMiles IP Ltd. Term Loan B, TSFR3M + 3.750%	9.068%	10/20/27	55	57
[5]	Star Parent Inc. Term Loan B, TSFR3M + 4.000%	9.309%	9/27/30	105	104
[5,14]	TransDigm Inc. Term Loan, TSFR3M + 2.750%	—%	2/22/30	75	75
[5,14]	Truist Insurance Holdings LLC	—%	3/8/32	50	50
[5]	UKG Inc. Term Loan, TSFR3M + 3.500%	8.814%	2/10/31	115	116
[5]	United Airlines Inc. Term Loan B, TSFR3M + 2.750%	8.076%	2/15/31	20	20
[5]	W.R. Grace & Co. Term Loan B, TSFR3M + 3.750%	9.321%	9/22/28	40	40
[5]	Wyndham Hotels & Resorts Inc. Term Loan B, TSFR1M + 2.250%	7.676%	5/24/30	43	43
Total Floating Rate Loan Interests (Cost $8,337)					8,376
Sovereign Bonds (1.7%)
[3]	Airport Authority	4.875%	1/12/26	1,055	1,054
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	230	218
	Corp. Andina de Fomento	4.750%	4/1/26	704	696
[3]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	50	45
	Dominican Republic	6.875%	1/29/26	722	730
	Dominican Republic	5.500%	2/22/29	475	461
	Federative Republic of Brazil	8.750%	2/4/25	629	643
	Fondo MIVIVIENDA SA	4.625%	4/12/27	239	233
	Kingdom of Morocco	2.375%	12/15/27	670	598
[3]	Kingdom of Saudi Arabia	4.750%	1/16/30	7,550	7,473
	Kingdom of Saudi Arabia	4.750%	1/16/30	1,313	1,299

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]		Korea Electric Power Corp.	5.375%	7/31/26	1,480	1,485
		Korea National Oil Corp.	0.875%	10/5/25	600	561
		Magyar Export-Import Bank Zrt	6.125%	12/4/27	600	604
[8,15]		MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	541	560
[8]		Republic of Chile	0.100%	1/26/27	570	557
		Republic of Chile	3.240%	2/6/28	240	225
		Republic of Chile	4.850%	1/22/29	570	566
		Republic of Colombia	4.500%	3/15/29	1,120	1,031
[8]		Republic of Hungary	1.125%	4/28/26	1,000	1,017
[8]		Republic of Korea	0.000%	10/15/26	257	254
		Republic of Paraguay	5.000%	4/15/26	214	212
		Republic of Peru	7.350%	7/21/25	842	862
		Republic of Peru	2.844%	6/20/30	1,325	1,162
		Republic of Peru	2.783%	1/23/31	1,098	942
[8]		Romania	2.750%	2/26/26	311	328
[3]		Romania	5.250%	11/25/27	733	722
		Romania	5.250%	11/25/27	302	298
[8]		Romania	6.625%	9/27/29	285	332
[8]		Romania	2.500%	2/8/30	196	186
[8]		Romania	1.750%	7/13/30	120	106
		Sharjah Sukuk Program Ltd.	3.854%	4/3/26	769	744
[8]		State of Israel	1.500%	1/16/29	330	316
		State of Israel	5.375%	3/12/29	890	892
		Sultanate of Oman	4.750%	6/15/26	1,000	983
		United Mexican States	3.750%	1/11/28	357	339
		United Mexican States	5.400%	2/9/28	1,574	1,584
		United Mexican States	4.500%	4/22/29	950	918
		United Mexican States	5.000%	5/7/29	5,250	5,181
		United Mexican States	2.659%	5/24/31	600	501
Total Sovereign Bonds (Cost $37,446)						36,918
Taxable Municipal Bonds (0.1%)
[16]		New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	425	455
		New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	135	131
		State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	815	739
Total Taxable Municipal Bonds (Cost $1,372)						1,325
					Shares
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[17]		Vanguard Market Liquidity Fund (Cost $5,451)	5.407%		54,519	5,451
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	10-Year Interest Rate Swap, Pays 1Y USD SOFR Annually, Receives 3.548% Semiannually	NGFP	6/26/24	3.548%	6,450	—

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
2-Year Interest Rate Swap, Pays 1Y USD SOFR Annually, Receives 3.750% Semiannually	BANA	5/22/24	3.750%	11,200	4
2-Year Interest Rate Swap, Pays 1Y USD SOFR Annually, Receives 3.750% Semiannually	BANA	5/22/24	3.750%	11,200	4
2-Year Interest Rate Swap, Pays 1Y USD SOFR Annually, Receives 4.350% Semiannually	BANA	5/22/24	4.350%	11,200	28
2-Year Interest Rate Swap, Pays 1Y USD SOFR Annually, Receives 4.350% Semiannually	BANA	5/22/24	4.350%	11,200	27
					63
Put Swaptions
10-Year Interest Rate Swap, Receives 1Y USD SOFR Annually, Pays 4.353% Semiannually	NGFP	6/26/24	4.353%	9,675	—
5-Year CDX-NA-IG-S41-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	4/17/24	0.600%	47,750	—
5-Year CDX-NA-IG-S41-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	4/17/24	0.600%	51,600	1
5-Year CDX-NA-IG-S41-V1, Credit Protection Purchased, Pays 1.000% Quarterly	BANA	5/15/24	0.575%	47,890	12

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
5-Year CDX-NA-IG-S42-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	7/17/24	0.550%	45,940	94
					107
Total Options Purchased (Cost $488)					170
Total Investments (98.9%) (Cost $2,143,924)					2,107,594
Other Assets and Liabilities—Net (1.1%)					22,727
Net Assets (100%)					2,130,321
Cost is in $000.
1	Securities with a value of $1,772,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $687,000 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate value was $157,084,000, representing 7.4% of net assets.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2024.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Guaranteed by the Republic of Azerbaijan.
11	Face amount denominated in Australian dollars.
12	Non-income-producing security—security in default.
13	Security value determined using significant unobservable inputs.
14	Represents an unsettled loan as of March 31, 2024. The coupon rate is not known until the settlement date.
15	Guaranteed by the Republic of Hungary.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
BANA—Bank of America, N.A.
DAC—Designated Activity Company.
GSI—Goldman Sachs International.
NGFP—Nomura Global Financial Products Inc.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives 1Y USD SOFR Annually, Pays 3.950% Semiannually	BANA	5/22/24	3.950%	11,200	(8)
2-Year Interest Rate Swap, Receives 1Y USD SOFR Annually, Pays 3.950% Semiannually	BANA	5/22/24	3.950%	11,200	(8)
2-Year Interest Rate Swap, Receives 1Y USD SOFR Annually, Pays 4.150% Semiannually	BANA	5/22/24	4.150%	11,200	(14)
2-Year Interest Rate Swap, Receives 1Y USD SOFR Annually, Pays 4.150% Semiannually	BANA	5/22/24	4.150%	11,200	(15)
					(45)

Put Swaptions
10-Year Interest Rate Swap, Pays 1Y USD SOFR Annually, Receives 4.103% Semiannually	NGFP	6/26/24	4.103%	9,675	—
5-Year CDX-NA-IG-S41-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	4/17/24	0.850%	72,610	—
					—
Total Options Written (Premiums Received $69)					(45)
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
NGFP—Nomura Global Financial Products Inc.
SOFR—Secured Overnight Financing Rate.
USD—U.S. dollar.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2024	148	30,264	(74)
5-Year U.S. Treasury Note	June 2024	20	2,140	—
Euro-Bund	June 2024	1	144	—
Euro-Schatz	June 2024	21	2,395	(1)
				(75)

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
10-Year Japanese Government Bond	June 2024	(18)	(17,321)	2
10-Year U.S. Treasury Note	June 2024	(69)	(7,645)	58
AUD 3-Year Treasury Bond	June 2024	(38)	(2,647)	—
Euro-Bobl	June 2024	(143)	(18,243)	(86)
Long Gilt	June 2024	(13)	(1,640)	(42)
Long U.S. Treasury Bond	June 2024	(2)	(241)	(4)
Ultra 10-Year U.S. Treasury Note	June 2024	(3)	(344)	(2)
				(74)
				(149)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Citibank, N.A.	4/26/24	EUR	1,042	USD	1,140	—	(14)
State Street Bank & Trust Co.	4/26/24	EUR	483	USD	526	—	(4)
Toronto-Dominion Bank	4/2/24	EUR	54	USD	59	—	—
UBS AG	4/26/24	JPY	9,768	USD	66	—	(1)
UBS AG	4/26/24	USD	9,669	AUD	14,603	146	—
JPMorgan Chase Bank, N.A.	4/26/24	USD	18,386	EUR	16,820	219	—
State Street Bank & Trust Co.	4/26/24	USD	13,035	EUR	11,921	161	—
UBS AG	4/26/24	USD	144	EUR	131	2	—
Toronto-Dominion Bank	4/26/24	USD	59	EUR	54	—	—
Royal Bank of Canada	4/26/24	USD	8,201	GBP	6,417	101	—
State Street Bank & Trust Co.	4/26/24	USD	140	GBP	110	—	—
State Street Bank & Trust Co.	4/26/24	USD	385	JPY	56,448	11	—
Bank of America, N.A.	4/26/24	USD	58	JPY	8,743	—	—
						640	(19)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S41-V2	12/21/28	USD	25,740	5.000	1,922	406

Credit Protection Purchased
CDX-NA-IG-S42-V1	6/21/29	USD	9,070	(1.000)	(207)	(9)
					1,715	397
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	100	1.000	—	—	—	—
American Express Co./A2	12/23/25	GSI	100	1.000	1	1	—	—
American International Group Inc./Baa2	12/23/25	GSI	100	1.000	2	1	1	—
Boeing Co./Baa2	6/21/24	GSI	635	1.000	2	1	1	—
Boeing Co./Baa2	12/23/25	GSI	100	1.000	1	—	1	—
Chubb INA Holdings Inc./A3	12/23/25	GSI	100	1.000	1	1	—	—
Comcast Corp./A3	12/23/25	GSI	100	1.000	1	1	—	—
CVS Health Corp./Baa2	12/23/25	GSI	100	1.000	2	1	1	—
Dominion Energy Inc./Baa2	12/23/25	GSI	100	1.000	1	1	—	—
Dow Chemical Co./Baa1	12/23/25	GSI	100	1.000	2	1	1	—
Enbridge Inc./Baa2	12/23/25	GSI	100	1.000	2	1	1	—
General Electric Co./Baa1	12/23/25	GSI	100	1.000	1	—	1	—
General Motors Co./Baa3	12/23/25	GSI	100	1.000	1	—	1	—
International Business Machines Corp./A3	12/23/25	GSI	100	1.000	1	1	—	—
Kroger Co./Baa1	12/23/25	GSI	100	1.000	2	1	1	—
Lincoln National Corp./Baa2	12/23/25	GSI	100	1.000	—	—	—	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Lowe's Cos. Inc./Baa1	12/23/25	GSI	100	1.000	2	1	1	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	100	1.000	1	—	1	—
Marsh & McLennan Cos. Inc./A3	12/23/25	GSI	100	1.000	1	1	—	—
Metlife Inc./A3	12/23/25	GSI	100	1.000	2	1	1	—
Mondelez International Inc./Baa1	12/23/25	GSI	100	1.000	2	1	1	—
People’s Republic of China/A1	6/21/24	GSI	295	1.000	—	—	—	—
Prudential Financial Inc./A3	12/23/25	GSI	100	1.000	2	1	1	—
Simon Property Group LP/A3	12/23/25	GSI	100	1.000	1	—	1	—
UnitedHealth Group Inc./A3	12/23/25	GSI	100	1.000	1	1	—	—
Verizon Communications Inc./Baa1	12/23/25	GSI	100	1.000	1	1	—	—
					33	18	15	—
Credit Protection Purchased
Boeing Co.	12/21/24	JPMC	310	(1.000)	(2)	4	—	(6)
Republic of Chile	6/21/29	BARC	330	(1.000)	(7)	(7)	—	—
					(9)	(3)	—	(6)
					24	15	15	(6)
1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
D. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
E. Swaptions: The portfolio invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The portfolio enters into swaptions to adjust the portfolio’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The portfolio may purchase a swaption from a counterparty whereby the portfolio has the right to enter into a swap in which the portfolio will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The portfolio may also sell a swaption to a counterparty whereby the portfolio grants the counterparty the right to enter into a swap in which the portfolio will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the portfolio in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
F. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
H. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into interest rate swap transactions to adjust the portfolio’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The portfolio enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The portfolio had no open interest rate swap contracts at March 31, 2024.
I.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	166,717	—	166,717
Asset-Backed/Commercial Mortgage-Backed Securities	—	76,056	—	76,056
Corporate Bonds	—	1,812,581	—	1,812,581
Floating Rate Loan Interests	—	8,376	—	8,376
Sovereign Bonds	—	36,918	—	36,918
Taxable Municipal Bonds	—	1,325	—	1,325
Temporary Cash Investments	5,451	—	—	5,451
Options Purchased	—	170	—	170
Total	5,451	2,102,143	—	2,107,594
Derivative Financial Instruments
Assets
Futures Contracts[1]	60	—	—	60
Forward Currency Contracts	—	640	—	640
Swap Contracts	406[1]	15	—	421
Total	466	655	—	1,121
Liabilities
Options Written	—	45	—	45
Futures Contracts[1]	209	—	—	209
Forward Currency Contracts	—	19	—	19
Swap Contracts	9[1]	6	—	15
Total	218	70	—	288
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.